UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Strategic Real Return
Fund

Semiannual Report

March 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelies") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class A	1.04%
Actual		$ 1,000.00	$ 787.50	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.08%
Actual		$ 1,000.00	$ 788.30	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.44
Class B	1.75%
Actual		$ 1,000.00	$ 784.50	$ 7.79
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.85%
Actual		$ 1,000.00	$ 784.90	$ 8.23
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Strategic Real Return	.78%
Actual		$ 1,000.00	$ 788.10	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.78%
Actual		$ 1,000.00	$ 788.70	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2009	As of September 30, 2008
Commodity-Linked Notes and Related Investments *	24.4%	22.3%
Inflation-Protected Securities and Related Investments	30.2%	27.7%
Floating Rate High Yield	25.0%	24.0%
Real Estate Investments	18.4%	22.6%
Cash & Cash Equivalents	1.6%	3.1%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 29.9%	U.S. Government and U.S. Government Agency Obligations 29.0%
AAA 0.7%	AAA 1.2%
AA 0.2%	AA 1.0%
A 0.4%	A 0.4%
BBB 3.6%	BBB 2.6%
BB and Below 22.2%	BB and Below 21.8%
Structured Notes (including Commodity- Linked Notes) 8.4%	Structured Notes (including Commodity- Linked Notes) 6.5%
Not Rated 4.9%	Not Rated 2.7%
Equities 10.7%	Equities 14.7%
Short-Term Investments and Net Other Assets 19.0%	Short-Term Investments and Net Other Assets 20.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 10.7%		Stocks 14.7%
	U.S. Government and U.S. Government Agency Obligations 29.9%		U.S. Government and U.S. Government Agency Obligations 29.0%
	Corporate Bonds 6.4%		Corporate Bonds 5.0%
	Asset-Backed Securities 0.6%		Asset-Backed Securities 1.0%
	Structured Notes (including Commodity- Linked Notes) 8.4%		Structured Notes (including Commodity- Linked Notes) 6.5%
	Floating Rate Loans 23.0%		Floating Rate Loans 21.9%
	CMOs and Other Mortgage Related Securities 1.6%		CMOs and Other Mortgage Related Securities 1.5%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 19.0%		Short-Term Investments and Net Other Assets 20.1%
* Foreign investments	3.0%	** Foreign investments	2.2%
* Futures and Swaps	1.9%	** Futures and Swaps	1.9%
* U.S. Treasury Inflation-Indexed Securities	29.9%	** U.S. Treasury Inflation-Indexed Securities	29.6%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 5.6%
		Principal Amount (d)	Value
Convertible Bonds - 2.1%
FINANCIALS - 2.1%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		$ 1,200,000	$ 769,500
Real Estate Investment Trusts - 1.8%
Acadia Realty Trust 3.75% 12/15/26		6,750,000	4,913,055
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		5,750,000	3,944,500
Anthracite Capital, Inc. 11.75% 9/1/27 (e)		2,200,000	69,300
BioMed Realty LP 4.5% 10/1/26 (e)		4,500,000	2,436,300
Boston Properties, Inc. 3.75% 5/15/36		900,000	686,340
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,138,320
BRE Properties, Inc. 4.125% 8/15/26		12,850,000	10,641,728
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	2,252,800
Corporate Office Properties LP 3.5% 9/15/26 (e)		2,250,000	1,777,500
Duke Realty LP 3.75% 12/1/11 (e)		850,000	590,750
Home Properties, Inc. 4.125% 11/1/26 (e)		500,000	417,500
Hospitality Properties Trust 3.8% 3/15/27		3,200,000	2,272,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		6,850,000	4,769,313
MPT Operating Partnership LP 9.25% 4/1/13 (e)		3,000,000	1,357,800
National Retail Properties, Inc. 3.95% 9/15/26		2,700,000	2,335,176
PREIT Associates LP 4% 6/1/12 (e)		2,450,000	465,500
ProLogis Trust 1.875% 11/15/37		4,400,000	2,175,976
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	889,938
The Macerich Co. 3.25% 3/15/12 (e)		3,000,000	1,380,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		7,750,000	6,461,563
Ventas, Inc. 3.875% 11/15/11 (e)		10,980,000	9,149,634
Vornado Realty Trust 2.85% 4/1/27		3,660,000	2,758,725
Washington (REIT):
3.875% 9/15/26		4,350,000	3,588,750
3.875% 9/15/26		3,350,000	2,763,750
Weingarten Realty Investors 3.95% 8/1/26		3,550,000	2,653,625
			71,889,843
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		10,750,000	9,445,703
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,000,000	1,397,500
Forest City Enterprises, Inc. 3.625% 10/15/11		1,700,000	977,500
Kilroy Realty LP 3.25% 4/15/12 (e)		2,500,000	1,562,500
			13,383,203
TOTAL FINANCIALS			86,042,546
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 3.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 8.5% 6/1/11 (f)		$ 1,500,000	$ 870,000
Host Marriott LP 7% 8/15/12		1,800,000	1,525,500
Times Square Hotel Trust 8.528% 8/1/26 (e)		876,106	525,664
			2,921,164
Household Durables - 0.5%
D.R. Horton, Inc.:
5.375% 6/15/12		2,900,000	2,465,000
6.5% 4/15/16		1,000,000	785,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	340,000
6.25% 1/15/15		1,250,000	325,000
6.25% 1/15/16		700,000	182,000
7.5% 5/15/16		500,000	127,500
7.75% 5/15/13		5,800,000	1,508,000
KB Home:
5.875% 1/15/15		1,500,000	1,170,000
6.25% 6/15/15		5,100,000	3,952,500
Lennar Corp.:
5.5% 9/1/14		4,000,000	2,880,000
5.95% 10/17/11		1,000,000	840,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	1,593,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,135,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	880,000
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	1,575,000
Toll Brothers, Inc. 8.25% 2/1/11		1,500,000	1,470,000
			22,228,000
TOTAL CONSUMER DISCRETIONARY			25,149,164
FINANCIALS - 2.8%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (c)(f)		3,175,000	1,905,000
Real Estate Investment Trusts - 2.4%
AMB Property LP:
5.9% 8/15/13		600,000	426,000
6.3% 6/1/13		2,000,000	1,445,792
Arden Realty LP 5.2% 9/1/11		500,000	465,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
4.95% 3/15/13		$ 1,500,000	$ 1,275,000
5.5% 1/15/12		1,000,000	910,000
6.625% 9/15/11		1,521,000	1,478,739
Brandywine Operating Partnership LP:
4.5% 11/1/09		800,000	775,206
5.75% 4/1/12		1,000,000	666,328
6% 4/1/16		1,000,000	506,760
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,484,399
Camden Property Trust:
4.375% 1/15/10		1,000,000	982,889
4.7% 7/15/09		2,500,000	2,483,035
5% 6/15/15		900,000	639,000
Colonial Properties Trust 6.875% 8/15/12		1,000,000	805,602
Colonial Realty LP 6.05% 9/1/16		1,000,000	606,674
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	286,132
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,201,330
5.375% 10/15/12		2,000,000	893,096
Duke Realty LP:
5.625% 8/15/11		680,000	571,295
7.75% 11/15/09		1,000,000	984,490
Equity One, Inc.:
6% 9/15/16		1,000,000	655,507
6.25% 1/15/17		1,000,000	652,129
Federal Realty Investment Trust 4.5% 2/15/11		3,050,000	2,609,922
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	628,458
6% 3/1/15		1,500,000	1,079,603
6% 1/30/17		1,000,000	672,917
6.3% 9/15/16		4,500,000	3,133,436
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	1,737,646
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	373,128
8.125% 5/1/11		2,608,000	2,422,094
Highwoods/Forsyth LP 5.85% 3/15/17		2,600,000	1,508,000
HMB Capital Trust V 4.92% 12/15/36 (c)(e)(f)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	742,647
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
6.7% 1/15/18		$ 1,000,000	$ 511,722
6.75% 2/15/13		1,250,000	758,133
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,530,000
HRPT Properties Trust:
1.92% 3/16/11 (f)		2,000,000	1,536,290
6.5% 1/15/13		1,000,000	710,675
iStar Financial, Inc.:
1.6338% 3/9/10 (f)		1,500,000	990,000
5.7% 3/1/14		5,215,000	1,512,350
5.95% 10/15/13		6,495,000	1,753,650
Kimco Realty Corp. 5.783% 3/15/16		550,000	358,818
Liberty Property LP 6.375% 8/15/12		750,000	600,000
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,293,792
Nationwide Health Properties, Inc.:
6.25% 2/1/13		2,000,000	1,844,836
6.5% 7/15/11		4,000,000	3,650,568
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,496,000
7% 1/15/16		1,658,000	1,483,910
Rouse Co.:
5.375% 11/26/13 (c)		3,050,000	869,250
7.2% 9/15/12 (c)		1,000,000	285,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(e)		9,000,000	2,565,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	5,878,625
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,733,375
7.75% 2/22/11		1,000,000	984,914
Simon Property Group LP:
4.875% 8/15/10		3,922,000	3,689,072
5% 3/1/12		700,000	595,858
UDR, Inc. 5.5% 4/1/14		2,000,000	1,458,830
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,022,535
Ventas Realty LP:
6.625% 10/15/14		8,020,000	7,177,900
6.75% 6/1/10		2,400,000	2,388,000
9% 5/1/12		7,400,000	7,381,500
			98,163,287
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 1,240,000	$ 985,800
8.125% 6/1/12		1,000,000	850,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,683,662
5.5% 10/1/12		1,700,000	1,543,078
6.625% 3/15/12		3,000,000	2,760,000
First Industrial LP:
5.75% 1/15/16		1,000,000	529,446
7.375% 3/15/11		1,220,000	914,430
Regency Centers LP:
5.25% 8/1/15		1,000,000	661,615
5.875% 6/15/17		600,000	402,616
			10,330,647
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (e)		4,750,000	2,956,875
TOTAL FINANCIALS			113,355,809
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,293,500
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,706,300
			3,999,800
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,641,300
TOTAL NONCONVERTIBLE BONDS			144,146,073
TOTAL CORPORATE BONDS (Cost $282,976,002)			230,188,619
U.S. Treasury Inflation Protected Obligations - 29.9%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		23,177,560	22,257,670
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2% 1/15/26		$ 108,413,546	$ 107,329,897
2.375% 1/15/25		86,344,858	89,731,564
2.5% 1/15/29		18,682,700	20,314,445
3.625% 4/15/28		30,151,506	37,288,872
3.875% 4/15/29		33,774,460	43,500,400
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		19,976,000	19,776,338
0.875% 4/15/10		57,947,760	57,712,231
1.375% 7/15/18		13,706,140	13,620,463
1.625% 1/15/15		49,222,202	49,776,116
1.625% 1/15/18		21,766,752	22,052,410
1.875% 7/15/13		82,622,466	84,739,785
1.875% 7/15/15		48,450,470	49,873,808
2% 4/15/12		36,829,098	37,945,504
2% 1/15/14		80,189,871	82,658,103
2% 7/15/14		50,567,097	52,305,553
2% 1/15/16		47,173,321	48,795,130
2.125% 1/15/19		17,699,400	18,882,981
2.375% 4/15/11		48,075,624	49,382,464
2.375% 1/15/17		29,573,513	31,422,003
2.375% 1/15/27		70,662,375	73,787,301
2.5% 7/15/16		33,974,525	36,437,560
2.625% 7/15/17		35,651,350	38,763,232
3% 7/15/12		71,114,175	75,847,535
3.375% 1/15/12		26,715,482	28,485,372
3.5% 1/15/11		34,448,632	36,031,145
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,183,360,085)			1,228,717,882
Asset-Backed Securities - 0.6%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (e)		4,800,000	3,840,000
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R10 Class M1, 1.2219% 11/25/34 (f)		105,000	47,110
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (e)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.8831% 3/23/19 (e)(f)		2,886,996	1,876,548
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		$ 2,500,000	$ 1,775,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3925% 1/20/37 (e)(f)		2,476,325	495,265
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	610,936
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	945,880
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	963,000
Class B2, 2.5819% 12/28/35 (e)(f)		2,110,000	865,100
Class D, 9% 12/28/35 (e)		500,000	175,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,000,000	300,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 4.6263% 11/28/39 (e)(f)		850,000	106,250
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.6219% 5/25/36 (f)		616,790	584,042
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 2.1719% 9/25/46 (e)(f)		750,000	45,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)(e)		750,000	1
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 0.6219% 7/25/36 (f)		86,509	85,709
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	661,596
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	62
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	855,000
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 0.6319% 4/25/36 (f)		915,937	877,462
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.9363% 8/28/38 (e)(f)		4,090,000	2,045,000
Class C1B, 7.696% 8/28/38 (e)		1,189,000	475,600
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		3,391,471	2,679,262
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		566,201	160,022
Series 2005-AHL1 Class A2, 0.7919% 7/25/35 (f)		2,120,292	1,724,885
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.8838% 2/5/36 (e)(f)		269,353	2,694
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (e)(f)		$ 3,000,000	$ 180,000
Series 2006-1A:
Class F, 2.3722% 9/25/26 (e)(f)		2,250,000	112,500
Class G, 2.5722% 9/25/26 (e)(f)		1,530,000	61,200
Class H, 2.8722% 9/25/26 (e)(f)		4,300,000	150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3.2006% 11/21/40 (e)(f)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $48,576,423)			23,953,068
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2914% 11/25/33 (f)		383,916	302,271
Series 2003-K Class 2A2, 5.2235% 12/25/33 (f)		2,076,245	1,660,650
Series 2004-D Class 2A1, 3.6158% 5/25/34 (f)		150,253	114,349
Series 2005-H Class 1A1, 5.3264% 9/25/35 (f)		155,471	104,431
Chase Mortgage Finance Trust Series 2007-A1 Class 2A1, 4.1344% 2/25/37 (f)		3,780,970	2,873,220
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		140,073	14,410
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7098% 1/25/19 (e)(f)		87,193	21,528
Class B4, 4.7098% 1/25/19 (e)(f)		174,385	88,120
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.0563% 6/15/22 (e)(f)		5,497,954	3,408,732
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		1,935,000	1,232,348
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.8063% 12/15/37 (e)(f)		466,092	34,817
Series 2006-B Class B6, 2.2563% 7/15/38 (e)(f)		935,186	41,990
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.6463% 9/10/37 (e)(f)		142,078	12,631
Series 2005-D Class B7, 4.8063% 12/15/37 (e)(f)		279,655	25,784
Series 2006-A Class B7, 4.0563% 3/15/38 (e)(f)		717,861	40,846
Series 2006-B Class B7, 4.4063% 7/15/38 (e)(f)		935,186	54,521
Series 2007-A Class BB, 3.9063% 2/15/39 (e)(f)		788,627	23,422
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (e)		$ 96,000	$ 83,520
Class G, 6.904% 11/15/36 (e)		76,000	66,120
Class H, 7.389% 11/15/36 (e)		37,000	31,820
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.5422% 11/25/34 (f)		9,295,000	4,906,456
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,255,402)			15,142,027
Commercial Mortgage Securities - 1.2%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		874,842	821,667
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.5563% 3/15/22 (e)(f)		800,000	280,000
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	1,605,000	571,749
Class G, 5.01% 5/15/44 (f)	CAD	351,000	111,425
Class H, 5.01% 5/15/44 (f)	CAD	235,000	65,788
Class J, 5.01% 5/15/44 (f)	CAD	235,000	59,611
Class K, 5.01% 5/15/44 (f)	CAD	118,000	26,020
Class L, 5.01% 5/15/44 (f)	CAD	421,000	81,451
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	381,204
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	900,000
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 2.0333% 5/15/23 (e)(f)		3,757,000	1,410,620
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (e)		2,500,000	2,200,000
Class E, 6.0652% 11/15/36 (e)		1,200,000	1,044,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	960,000
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		4,635,000	3,476,250
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,337,561
Series 2002-1A Class H, 7.1524% 12/10/35 (e)(f)		1,207,000	804,104
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (e)		1,000,000	985,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Global Signal Trust II Series 2004-2A: - continued
Class E, 5.587% 12/15/14 (e)		$ 1,710,000	$ 1,684,350
Class F, 6.376% 12/15/14 (e)		800,000	788,000
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (e)		1,379,000	1,268,680
Class F, 7.036% 2/15/36		1,115,000	1,025,800
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	1,950,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		44,434	44,317
Class F, 6.75% 4/15/29 (f)		1,000,000	875,105
Class G, 6.75% 4/15/29 (f)		1,000,000	350,142
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		2,500,000	1,875,000
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		2,720,000	2,467,638
Series 2000-C1:
Class H, 7% 3/15/33 (e)		1,190,000	894,502
Class K, 7% 3/15/33		1,000,000	458,982
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,000,000	617,040
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.8181% 3/1/20 (e)(f)		2,800,000	1,540,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7% 5/12/34 (e)(f)		2,000,000	1,300,000
Class F, 7.092% 5/12/34 (e)(f)		1,700,000	799,000
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,600,000	1,454,588
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,019,309	1,022,305
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	668,925
Class I11, 7.72% 2/26/28 (e)		751,000	296,870
Class I12, 7.72% 2/26/28 (e)		750,000	240,450
Class I9, 7.72% 2/26/28 (e)		1,149,200	731,466
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (e)		2,000,000	1,400,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (e)		600,000	60,000
Class F, 10.813% 5/20/44 (e)		400,000	44,000
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		1,284,143	1,155,729
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2005-HQ7 Class E, 5.2077% 11/14/42 (f)		$ 1,250,000	$ 297,438
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		1,000,000	980,500
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,150,000	989,000
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	1,280,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 1.1313% 9/15/09 (e)(f)		1,800,000	468,000
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 0.5913% 7/15/42 (f)		3,892,384	3,668,519
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $67,745,107)			48,412,796
Common Stocks - 9.4%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. (a)	146,200	1,217,846
Red Lion Hotels Corp. (a)	76,600	224,438
Starwood Hotels & Resorts Worldwide, Inc.	10,690	135,763
		1,578,047
Household Durables - 0.1%
Centex Corp.	72,100	540,750
D.R. Horton, Inc.	32,300	313,310
Meritage Homes Corp. (a)	69,700	795,974
Pulte Homes, Inc.	127,500	1,393,575
		3,043,609
TOTAL CONSUMER DISCRETIONARY		4,621,656
FINANCIALS - 9.1%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	36,700	814,373
Real Estate Investment Trusts - 8.8%
Acadia Realty Trust (SBI)	193,044	2,048,197
Alexandria Real Estate Equities, Inc.	294,000	10,701,600
AMB Property Corp. (SBI)	321,400	4,628,160
American Campus Communities, Inc.	169,200	2,937,312
Annaly Capital Management, Inc.	480,300	6,661,761
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp.	164,300	$ 1,007,159
Apartment Investment & Management Co. Class A	931,166	5,102,790
AvalonBay Communities, Inc.	258,016	12,142,233
Boston Properties, Inc.	237,000	8,302,110
Camden Property Trust (SBI)	528,300	11,400,714
CapLease, Inc.	217,300	428,081
Colonial Properties Trust (SBI)	64,800	246,888
Corporate Office Properties Trust (SBI)	442,818	10,995,171
Cypress Sharpridge Investments, Inc. (e)	270,416	2,028,120
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(e)	60,000	1
DCT Industrial Trust, Inc.	24,700	78,299
Developers Diversified Realty Corp.	1,440,900	3,069,117
DiamondRock Hospitality Co.	1,469,100	5,891,091
Digital Realty Trust, Inc.	452,600	15,017,268
Duke Realty LP	1,128,400	6,206,200
Equity Lifestyle Properties, Inc.	84,000	3,200,400
Equity Residential (SBI)	919,900	16,880,165
Federal Realty Investment Trust (SBI)	20,400	938,400
Hatteras Financial Corp.	29,800	744,702
HCP, Inc.	672,700	12,007,695
Healthcare Realty Trust, Inc.	707,691	10,608,288
Highwoods Properties, Inc. (SBI)	866,500	18,560,430
Home Properties, Inc.	286,100	8,768,965
Host Hotels & Resorts, Inc.	362,247	1,420,008
Inland Real Estate Corp.	1,098,294	7,786,904
Kilroy Realty Corp.	173,000	2,973,870
Kimco Realty Corp.	400,120	3,048,914
LaSalle Hotel Properties (SBI)	54,480	318,163
Liberty Property Trust (SBI)	29,700	562,518
MFA Mortgage Investments, Inc.	1,938,146	11,396,298
National Retail Properties, Inc.	81,600	1,292,544
Nationwide Health Properties, Inc.	117,700	2,611,763
Omega Healthcare Investors, Inc.	157,400	2,216,192
Post Properties, Inc.	84,400	855,816
ProLogis Trust	1,790,145	11,635,943
Public Storage	395,200	21,834,800
Ramco-Gershenson Properties Trust (SBI)	147,400	950,730
Regency Centers Corp.	458,400	12,179,688
Simon Property Group, Inc.	957,566	33,170,086
SL Green Realty Corp.	521,100	5,627,880
Sunstone Hotel Investors, Inc.	2,460,364	6,470,757
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	188,700	$ 5,823,282
Taubman Centers, Inc.	13,700	233,448
The Macerich Co.	570,100	3,568,826
UDR, Inc.	728,139	6,269,277
Ventas, Inc.	1,031,380	23,319,502
Vornado Realty Trust	493,216	16,394,500
		362,563,026
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	1,185,100	6,802,480
CB Richard Ellis Group, Inc. Class A (a)	917,600	3,697,928
Meruelo Maddux Properties, Inc. (a)	1,567,832	114,452
		10,614,860
TOTAL FINANCIALS		373,992,259
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	117,200	591,860
Capital Senior Living Corp. (a)	213,200	520,208
Emeritus Corp. (a)	683,757	4,485,446
Sun Healthcare Group, Inc. (a)	111,500	941,060
		6,538,574
TOTAL COMMON STOCKS (Cost $706,039,310)		385,152,489
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	967,560
Lexington Corporate Properties Trust Series C 6.50%	33,800	468,130
		1,435,690
Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	8,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Red Lion Hotels Capital Trust 9.50%	138,465	$ 1,715,581
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	6,175
		1,730,256
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,043,250
AMB Property Corp. Series O, 7.00%	1,000	14,500
American Home Mortgage Investment Corp.:
Series A, 9.375% (c)	81,500	163
Series B, 9.25% (c)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	205,500	4,177,815
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,398,975
Apartment Investment & Management Co.:
Series G, 9.375%	67,500	882,225
Series T, 8.00%	80,000	888,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	214,600
CapLease, Inc. Series A, 8.125%	5,725	78,662
Cedar Shopping Centers, Inc. 8.875%	15,000	130,500
CenterPoint Properties Trust Series D, 5.377%	5,280	1,320,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	1,159,025
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,063,456
Series B, 7.50%	43,159	567,972
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	228,570
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	1,569,600
Series B, 7.875%	36,100	566,048
Duke Realty LP 8.375%	112,097	1,275,664
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	10,695
Equity Residential (depositary shares) Series N, 6.48%	21,200	362,520
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	38,200	152,800
Glimcher Realty Trust Series F, 8.75%	30,000	174,600
Health Care REIT, Inc. Series F, 7.625%	50,000	966,000
Hersha Hospitality Trust Series A, 8.00%	40,000	326,000
HomeBanc Mortgage Corp. Series A, 10.00% (c)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	3,329,139
Series C, 7.00%	74,798	871,397
HRPT Properties Trust Series B, 8.75%	11,666	133,576
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Innkeepers USA Trust Series C, 8.00%	198,000	$ 91,080
Kimco Realty Corp. Series G, 7.75%	168,000	2,293,200
LaSalle Hotel Properties:
Series B, 8.375%	9,550	121,763
Series E, 8.00%	91,400	984,378
Series G, 7.25%	87,640	832,580
LBA Realty Fund II Series B, 7.625%	146,695	1,026,865
Lexington Corporate Properties Trust Series B, 8.05%	59,400	540,540
Lexington Realty Trust 7.55%	32,300	251,940
LTC Properties, Inc. Series F, 8.00%	98,800	1,991,808
MFA Mortgage Investments, Inc. Series A, 8.50%	378,300	7,301,190
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,234,200
Newcastle Investment Corp.:
Series B, 9.75%	160,900	394,205
Series D, 8.375%	33,396	83,490
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,440,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	249,293
Series P, 6.70%	65,000	926,900
Public Storage:
Series I, 7.25%	31,655	617,273
Series K, 7.25%	80,000	1,538,400
Series N, 7.00%	40,000	727,600
Realty Income Corp. 6.75%	4,500	76,050
Regency Centers Corp. 7.25%	31,125	490,841
Saul Centers, Inc.:
8.00%	45,000	990,000
Series B (depositary shares) 9.00%	20,000	404,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	302,400
Series C, 8.25%	60,000	150,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	382,500
Taubman Centers, Inc. Series G, 8.00%	20,000	304,200
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,035,590
		52,689,552
TOTAL FINANCIALS		54,419,808
TOTAL PREFERRED STOCKS (Cost $118,685,994)		55,855,498
Floating Rate Loans - 0.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 8.02% 10/23/09 (f)	$ 1,307,685	$ 653,842
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (f)	1,883,151	1,271,127
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 3.26% 10/27/13 (f)	496,259	332,493
Toys 'R' US, Inc. term loan 3.5088% 12/8/09 (f)	7,895,066	3,592,255
		3,924,748
TOTAL CONSUMER DISCRETIONARY		5,849,717
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (f)	3,704,699	852,081
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 2.25% 12/16/10 (f)	1,000,000	530,000
Spirit Finance Corp. term loan 4.17% 8/1/13 (f)	1,000,000	250,000
		780,000
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (f)	731,019	431,301
Tranche B, term loan 3.5182% 10/10/13 (f)	2,715,212	1,601,975
Tishman Speyer Properties term loan 2.3% 12/27/12 (f)	355,000	159,750
		2,193,026
TOTAL FINANCIALS		3,825,107
Floating Rate Loans - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (f)	$ 1,921,630	$ 1,628,581
Skilled Healthcare Group, Inc. Tranche 1, term loan 2.756% 6/15/12 (f)	972,222	816,667
		2,445,248
TOTAL FLOATING RATE LOANS (Cost $23,276,102)		12,120,072
Commodity-Linked Notes - 8.4%

AB Svensk Exportkredit:
Note, one-month U.S. dollar LIBOR minus .27% due 01/28/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	32,300,000	39,091,334
Note, one-month U.S. dollar LIBOR minus .27% due 12/23/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	22,000,000	17,210,744
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA Medium Term Note, one-month U.S. dollar LIBOR minus .45% due 1/22/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	15,000,000	18,146,090
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/16/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	10,000,000	7,826,394
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/10/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,475,000	8,460,931
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/24/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	9,330,000	8,099,442
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/5/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,605,000	8,590,715
Commodity-Linked Notes - continued
	Principal Amount	Value
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 01/22/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	$ 12,500,000	$ 15,115,075
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/13/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,000,000	7,979,010
Eksportfinans ASA:
Medium Term Note, three-month U.S. dollar LIBOR minus .22% due 01/27/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	50,000,000	60,546,600
Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/16/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	29,700,000	29,678,279
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .30% due 12/21/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	20,000,000	15,635,359
Medium Term Note, three-month U.S. dollar LIBOR minus .97% due 11/9/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	5,000,000	4,972,195
Merrill Lynch & Co., Inc. Medium Term Note, one-month U.S. dollar LIBOR due 11/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	27,000,000	26,980,254
Morgan Stanley Note, one-month U.S. dollar LIBOR minus 1.7% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	5,000,000	4,996,343
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 1/26/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	40,500,000	49,035,922
Note, one-month U.S. dollar LIBOR due 11/6/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	16,670,000	16,634,585
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,000,000	7,997,121
TOTAL COMMODITY-LINKED NOTES (Cost $328,080,000)		346,996,393
Fixed-Income Funds - 24.9%
	Shares	Value
Fidelity Floating Rate Central Fund (g) (Cost $1,397,325,775)	14,422,044	$ 1,025,839,990
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(e)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	107,361
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (a)(e)	1,650,000	2
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(e)	2,200,000	0
		107,363
TOTAL PREFERRED SECURITIES (Cost $7,433,339)		107,363
Money Market Funds - 17.6%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b) (Cost $723,318,623)	723,318,623	723,318,623
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $4,914,072,162)		4,095,804,820
NET OTHER ASSETS - 0.4%		16,082,079
NET ASSETS - 100%		$ 4,111,886,899
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $444,120,881 or 10.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,343,733
Fidelity Floating Rate Central Fund	38,223,586
Total	$ 42,567,319
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,342,745,842	$ 12,912,771	$ 110,047,046	$ 1,025,839,990	45.8%
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,095,804,820	$ 2,184,805,670	$ 1,868,129,530	$ 42,869,620
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 39,257,885
Total Realized Gain (Loss)	121,365
Total Unrealized Gain (Loss)	(27,593,864)
Cost of Purchases	1,253,646
Proceeds of Sales	(1,914,703)
Amortization/Accretion	(319,029)
Transfer in/out of Level 3	32,064,320
Ending Balance	$ 42,869,620

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $1,179,367 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $342,185,321 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,793,427,764)	$ 2,346,646,207
Fidelity Central Funds (cost $2,120,644,398)	1,749,158,613
Total Investments (cost $4,914,072,162)		$ 4,095,804,820
Cash		89,461
Foreign currency held at value (cost $34,445)		34,445
Receivable for investments sold		2,853,640
Receivable for fund shares sold		1,627,956
Dividends receivable		3,372,566
Interest receivable		11,948,881
Distributions receivable from Fidelity Central Funds		5,290,632
Prepaid expenses		36,481
Receivable from investment adviser for expense reductions		149
Other receivables		85
Total assets		4,121,059,116

Liabilities
Payable for investments purchased	$ 3,221,917
Payable for fund shares redeemed	3,163,059
Accrued management fee	1,917,556
Transfer agent fee payable	598,517
Distribution fees payable	47,523
Other affiliated payables	110,563
Other payables and accrued expenses	113,082
Total liabilities		9,172,217

Net Assets		$ 4,111,886,899
Net Assets consist of:
Paid in capital		$ 6,119,899,116
Undistributed net investment income		15,381,020
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,205,109,110)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(818,284,127)
Net Assets		$ 4,111,886,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,012,003 ÷ 11,852,256 shares)	$ 6.75

Maximum offering price per share (100/96.00 of $6.75)	$ 7.03
Class T: Net Asset Value and redemption price per share ($16,782,799 ÷ 2,483,501 shares)	$ 6.76

Maximum offering price per share (100/96.00 of $6.76)	$ 7.04
Class B: Net Asset Value and offering price per share ($4,661,069 ÷ 691,313 shares)A	$ 6.74

Class C: Net Asset Value and offering price per share ($29,434,288 ÷ 4,381,454 shares)A	$ 6.72

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($3,566,610,443 ÷ 526,503,146 shares)	$ 6.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($414,386,297 ÷ 61,256,787 shares)	$ 6.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2009

Investment Income
Dividends		$ 13,670,383
Interest		33,810,835
Inflation principal income		(49,849,898)
Income from Fidelity Central Funds		42,567,319
Total income		40,198,639

Expenses
Management fee	$ 12,284,967
Transfer agent fees	3,589,977
Distribution fees	329,480
Accounting fees and expenses	668,970
Custodian fees and expenses	31,786
Independent trustees' compensation	8,913
Registration fees	63,039
Audit	100,666
Legal	12,189
Interest	2,273
Miscellaneous	35,179
Total expenses before reductions	17,127,439
Expense reductions	(16,239)	17,111,200
Net investment income		23,087,439
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(817,556,975)
Fidelity Central Funds	(33,097,170)
Foreign currency transactions	(9,897)
Swap agreements	5,777,548
Total net realized gain (loss)		(844,886,494)
Change in net unrealized appreciation (depreciation) on: Investment securities	(341,271,885)
Assets and liabilities in foreign currencies	1,149
Swap agreements	(8,941,119)
Total change in net unrealized appreciation (depreciation)		(350,211,855)
Net gain (loss)		(1,195,098,349)
Net increase (decrease) in net assets resulting from operations		$ (1,172,010,910)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,087,439	$ 263,201,883
Net realized gain (loss)	(844,886,494)	(58,419,216)
Change in net unrealized appreciation (depreciation)	(350,211,855)	(444,203,592)
Net increase (decrease) in net assets resulting from operations	(1,172,010,910)	(239,420,925)
Distributions to shareholders from net investment income	(104,160,242)	(234,930,280)
Distributions to shareholders from net realized gain	(279,253,909)	(35,964,382)
Total distributions	(383,414,151)	(270,894,662)
Share transactions - net increase (decrease)	72,950,491	1,493,840,575
Redemption fees	113,873	277,199
Total increase (decrease) in net assets	(1,482,360,697)	983,802,187

Net Assets
Beginning of period	5,594,247,596	4,610,445,409
End of period (including undistributed net investment income of $15,381,020 and undistributed net investment income of $96,453,823, respectively)	$ 4,111,886,899	$ 5,594,247,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.030	.444	.473	.524	.031
Net realized and unrealized gain (loss)	(1.994)	(.820)	.077	(.329)	.119
Total from investment operations	(1.964)	(.376)	.550	.195	.150
Distributions from net investment income	(.166)	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.646)	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 6.75	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	(21.25)%	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.04% A	1.01%	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.04% A	1.01%	1.01%	.99%	1.00% A
Net investment income	.83% A	4.43%	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,012	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.028	.449	.476	.517	.030
Net realized and unrealized gain (loss)	(1.985)	(.843)	.082	(.325)	.120
Total from investment operations	(1.957)	(.394)	.558	.192	.150
Distributions from net investment income	(.163)	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.643)	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 6.76	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	(21.17)%	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.08% A	1.01%	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.08% A	1.01%	1.00%	1.05%	1.10% A
Net investment income	.79% A	4.42%	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,783	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.004	.376	.405	.450	.025
Net realized and unrealized gain (loss)	(1.994)	(.824)	.072	(.318)	.115
Total from investment operations	(1.990)	(.448)	.477	.132	.140
Distributions from net investment income	(.130)	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.610)	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 6.74	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	(21.55)%	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.76% A	1.71%	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.75% A	1.71%	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.75% A	1.71%	1.69%	1.73%	1.75% A
Net investment income	.12% A	3.72%	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,661	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.001	.366	.392	.437	.024
Net realized and unrealized gain (loss)	(1.981)	(.826)	.080	(.323)	.116
Total from investment operations	(1.980)	(.460)	.472	.114	.140
Distributions from net investment income	(.130)	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.610)	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 6.72	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	(21.51)%	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.85% A	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.85% A	1.80%	1.81%	1.84%	1.85% A
Net investment income	.02% A	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,434	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.039	.479	.504	.544	.028
Net realized and unrealized gain (loss)	(2.003)	(.834)	.079	(.317)	.122
Total from investment operations	(1.964)	(.355)	.583	.227	.150
Distributions from net investment income	(.176)	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.656)	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 6.77	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	(21.19)%	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.78% A	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.78% A	.73%	.73%	.79%	.85% A
Net investment income	1.09% A	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,566,610	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.038	.475	.500	.540	.032
Net realized and unrealized gain (loss)	(1.992)	(.841)	.081	(.321)	.118
Total from investment operations	(1.954)	(.366)	.581	.219	.150
Distributions from net investment income	(.176)	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.656)	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 6.76	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	(21.13)%	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.78% A	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.78% A	.75%	.75%	.82%	.85% A
Net investment income	1.09% A	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414,386	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation(depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009 for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 99,595,693
Unrealized depreciation	(974,935,174)
Net unrealized appreciation (depreciation)	$ (875,339,481)
Cost for federal income tax purposes	$ 4,971,144,301

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $375,006,239 and $335,869,557, respectively.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 112,710	$ -
Class T	0%	.25%	23,871	-
Class B	.65%	.25%	25,458	18,829
Class C	.75%	.25%	167,441	70,897
			$ 329,480	$ 89,726

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,456
Class T	839
Class B*	12,432
Class C*	18,116
$ 38,843

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 79,008.18
Class T	20,969.22
Class B	7,214.25
Class C	40,036.24
Strategic Real Return	3,096,102.17
Institutional Class	346,648.17
	$ 3,589,977

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,371 for the period.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,961,000	4.37%	$ 1,573

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,376 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $19,371,000. The weighted average interest rate was 1.30%. The interest expense amounted to $700 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 182

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,521 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,383. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 8,153

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
From net investment income
Class A	$ 2,200,430	$ 1,966,955
Class T	471,155	1,101,739
Class B	121,898	256,053
Class C	709,673	1,086,390
Strategic Real Return	91,008,393	211,830,750
Institutional Class	9,648,693	18,688,393
Total	$ 104,160,242	$ 234,930,280
From net realized gain
Class A	$ 5,924,372	$ 209,617
Class T	1,253,538	175,882
Class B	360,885	46,275
Class C	2,178,629	174,156
Strategic Real Return	243,192,394	32,442,296
Institutional Class	26,344,091	2,916,156
Total	$ 279,253,909	$ 35,964,382

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Class A
Shares sold	2,289,302	13,292,891	$ 16,946,011	$ 135,382,589
Reinvestment of distributions	1,077,592	192,121	7,692,738	1,958,121
Shares redeemed	(4,883,523)	(2,598,508)	(35,410,598)	(26,053,450)
Net increase (decrease)	(1,516,629)	10,886,504	$ (10,771,849)	$ 111,287,260
Class T
Shares sold	257,440	1,421,715	$ 1,949,177	$ 14,529,608
Reinvestment of distributions	223,558	120,240	1,599,353	1,218,028
Shares redeemed	(924,136)	(1,322,360)	(6,762,604)	(13,409,762)
Net increase (decrease)	(443,138)	219,595	$ (3,214,074)	$ 2,337,874
Class B
Shares sold	116,118	593,734	$ 856,590	$ 6,017,378
Reinvestment of distributions	54,519	26,452	390,896	267,760
Shares redeemed	(426,941)	(341,147)	(3,080,449)	(3,436,183)
Net increase (decrease)	(256,304)	279,039	$ (1,832,963)	$ 2,848,955
Class C
Shares sold	604,022	4,259,788	$ 4,462,515	$ 43,429,512
Reinvestment of distributions	351,722	105,588	2,502,600	1,068,309
Shares redeemed	(2,035,232)	(1,276,629)	(15,125,080)	(12,928,185)
Net increase (decrease)	(1,079,488)	3,088,747	$ (8,159,965)	$ 31,569,636
Strategic Real Return
Shares sold	35,480,134	155,667,011	$ 261,886,686	$ 1,583,554,690
Reinvestment of distributions	46,333,024	23,824,789	331,291,460	241,720,730
Shares redeemed	(74,004,291)	(71,620,041)	(540,274,103)	(727,367,628)
Net increase (decrease)	7,808,867	107,871,759	$ 52,904,043	$ 1,097,907,792
Institutional Class
Shares sold	11,347,112	30,736,939	$ 80,719,122	$ 312,089,340
Reinvestment of distributions	4,952,669	2,091,534	35,312,404	21,209,226
Shares redeemed	(9,879,658)	(8,428,502)	(72,006,227)	(85,409,508)
Net increase (decrease)	6,420,123	24,399,971	$ 44,025,299	$ 247,889,058

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 15% and 17%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 64% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2009 and for the year ended September 30, 2008, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2009 and for the year ended September 30, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2009

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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RRS-USAN-0509
1.814962.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Real Return
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

March 31, 2009

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class A	1.04%
Actual		$ 1,000.00	$ 787.50	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.08%
Actual		$ 1,000.00	$ 788.30	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.44
Class B	1.75%
Actual		$ 1,000.00	$ 784.50	$ 7.79
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.85%
Actual		$ 1,000.00	$ 784.90	$ 8.23
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Strategic Real Return	.78%
Actual		$ 1,000.00	$ 788.10	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.78%
Actual		$ 1,000.00	$ 788.70	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2009	As of September 30, 2008
Commodity-Linked Notes and Related Investments *	24.4%	22.3%
Inflation-Protected Securities and Related Investments	30.2%	27.7%
Floating Rate High Yield	25.0%	24.0%
Real Estate Investments	18.4%	22.6%
Cash & Cash Equivalents	1.6%	3.1%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 29.9%	U.S. Government and U.S. Government Agency Obligations 29.0%
AAA 0.7%	AAA 1.2%
AA 0.2%	AA 1.0%
A 0.4%	A 0.4%
BBB 3.6%	BBB 2.6%
BB and Below 22.2%	BB and Below 21.8%
Structured Notes (including Commodity- Linked Notes) 8.4%	Structured Notes (including Commodity- Linked Notes) 6.5%
Not Rated 4.9%	Not Rated 2.7%
Equities 10.7%	Equities 14.7%
Short-Term Investments and Net Other Assets 19.0%	Short-Term Investments and Net Other Assets 20.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 10.7%		Stocks 14.7%
	U.S. Government and U.S. Government Agency Obligations 29.9%		U.S. Government and U.S. Government Agency Obligations 29.0%
	Corporate Bonds 6.4%		Corporate Bonds 5.0%
	Asset-Backed Securities 0.6%		Asset-Backed Securities 1.0%
	Structured Notes (including Commodity- Linked Notes) 8.4%		Structured Notes (including Commodity- Linked Notes) 6.5%
	Floating Rate Loans 23.0%		Floating Rate Loans 21.9%
	CMOs and Other Mortgage Related Securities 1.6%		CMOs and Other Mortgage Related Securities 1.5%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 19.0%		Short-Term Investments and Net Other Assets 20.1%
* Foreign investments	3.0%	** Foreign investments	2.2%
* Futures and Swaps	1.9%	** Futures and Swaps	1.9%
* U.S. Treasury Inflation-Indexed Securities	29.9%	** U.S. Treasury Inflation-Indexed Securities	29.6%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 5.6%
		Principal Amount (d)	Value
Convertible Bonds - 2.1%
FINANCIALS - 2.1%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		$ 1,200,000	$ 769,500
Real Estate Investment Trusts - 1.8%
Acadia Realty Trust 3.75% 12/15/26		6,750,000	4,913,055
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		5,750,000	3,944,500
Anthracite Capital, Inc. 11.75% 9/1/27 (e)		2,200,000	69,300
BioMed Realty LP 4.5% 10/1/26 (e)		4,500,000	2,436,300
Boston Properties, Inc. 3.75% 5/15/36		900,000	686,340
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,138,320
BRE Properties, Inc. 4.125% 8/15/26		12,850,000	10,641,728
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	2,252,800
Corporate Office Properties LP 3.5% 9/15/26 (e)		2,250,000	1,777,500
Duke Realty LP 3.75% 12/1/11 (e)		850,000	590,750
Home Properties, Inc. 4.125% 11/1/26 (e)		500,000	417,500
Hospitality Properties Trust 3.8% 3/15/27		3,200,000	2,272,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		6,850,000	4,769,313
MPT Operating Partnership LP 9.25% 4/1/13 (e)		3,000,000	1,357,800
National Retail Properties, Inc. 3.95% 9/15/26		2,700,000	2,335,176
PREIT Associates LP 4% 6/1/12 (e)		2,450,000	465,500
ProLogis Trust 1.875% 11/15/37		4,400,000	2,175,976
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	889,938
The Macerich Co. 3.25% 3/15/12 (e)		3,000,000	1,380,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		7,750,000	6,461,563
Ventas, Inc. 3.875% 11/15/11 (e)		10,980,000	9,149,634
Vornado Realty Trust 2.85% 4/1/27		3,660,000	2,758,725
Washington (REIT):
3.875% 9/15/26		4,350,000	3,588,750
3.875% 9/15/26		3,350,000	2,763,750
Weingarten Realty Investors 3.95% 8/1/26		3,550,000	2,653,625
			71,889,843
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		10,750,000	9,445,703
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,000,000	1,397,500
Forest City Enterprises, Inc. 3.625% 10/15/11		1,700,000	977,500
Kilroy Realty LP 3.25% 4/15/12 (e)		2,500,000	1,562,500
			13,383,203
TOTAL FINANCIALS			86,042,546
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 3.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 8.5% 6/1/11 (f)		$ 1,500,000	$ 870,000
Host Marriott LP 7% 8/15/12		1,800,000	1,525,500
Times Square Hotel Trust 8.528% 8/1/26 (e)		876,106	525,664
			2,921,164
Household Durables - 0.5%
D.R. Horton, Inc.:
5.375% 6/15/12		2,900,000	2,465,000
6.5% 4/15/16		1,000,000	785,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	340,000
6.25% 1/15/15		1,250,000	325,000
6.25% 1/15/16		700,000	182,000
7.5% 5/15/16		500,000	127,500
7.75% 5/15/13		5,800,000	1,508,000
KB Home:
5.875% 1/15/15		1,500,000	1,170,000
6.25% 6/15/15		5,100,000	3,952,500
Lennar Corp.:
5.5% 9/1/14		4,000,000	2,880,000
5.95% 10/17/11		1,000,000	840,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	1,593,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,135,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	880,000
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	1,575,000
Toll Brothers, Inc. 8.25% 2/1/11		1,500,000	1,470,000
			22,228,000
TOTAL CONSUMER DISCRETIONARY			25,149,164
FINANCIALS - 2.8%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (c)(f)		3,175,000	1,905,000
Real Estate Investment Trusts - 2.4%
AMB Property LP:
5.9% 8/15/13		600,000	426,000
6.3% 6/1/13		2,000,000	1,445,792
Arden Realty LP 5.2% 9/1/11		500,000	465,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
4.95% 3/15/13		$ 1,500,000	$ 1,275,000
5.5% 1/15/12		1,000,000	910,000
6.625% 9/15/11		1,521,000	1,478,739
Brandywine Operating Partnership LP:
4.5% 11/1/09		800,000	775,206
5.75% 4/1/12		1,000,000	666,328
6% 4/1/16		1,000,000	506,760
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,484,399
Camden Property Trust:
4.375% 1/15/10		1,000,000	982,889
4.7% 7/15/09		2,500,000	2,483,035
5% 6/15/15		900,000	639,000
Colonial Properties Trust 6.875% 8/15/12		1,000,000	805,602
Colonial Realty LP 6.05% 9/1/16		1,000,000	606,674
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	286,132
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,201,330
5.375% 10/15/12		2,000,000	893,096
Duke Realty LP:
5.625% 8/15/11		680,000	571,295
7.75% 11/15/09		1,000,000	984,490
Equity One, Inc.:
6% 9/15/16		1,000,000	655,507
6.25% 1/15/17		1,000,000	652,129
Federal Realty Investment Trust 4.5% 2/15/11		3,050,000	2,609,922
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	628,458
6% 3/1/15		1,500,000	1,079,603
6% 1/30/17		1,000,000	672,917
6.3% 9/15/16		4,500,000	3,133,436
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	1,737,646
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	373,128
8.125% 5/1/11		2,608,000	2,422,094
Highwoods/Forsyth LP 5.85% 3/15/17		2,600,000	1,508,000
HMB Capital Trust V 4.92% 12/15/36 (c)(e)(f)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	742,647
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
6.7% 1/15/18		$ 1,000,000	$ 511,722
6.75% 2/15/13		1,250,000	758,133
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,530,000
HRPT Properties Trust:
1.92% 3/16/11 (f)		2,000,000	1,536,290
6.5% 1/15/13		1,000,000	710,675
iStar Financial, Inc.:
1.6338% 3/9/10 (f)		1,500,000	990,000
5.7% 3/1/14		5,215,000	1,512,350
5.95% 10/15/13		6,495,000	1,753,650
Kimco Realty Corp. 5.783% 3/15/16		550,000	358,818
Liberty Property LP 6.375% 8/15/12		750,000	600,000
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,293,792
Nationwide Health Properties, Inc.:
6.25% 2/1/13		2,000,000	1,844,836
6.5% 7/15/11		4,000,000	3,650,568
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,496,000
7% 1/15/16		1,658,000	1,483,910
Rouse Co.:
5.375% 11/26/13 (c)		3,050,000	869,250
7.2% 9/15/12 (c)		1,000,000	285,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(e)		9,000,000	2,565,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	5,878,625
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,733,375
7.75% 2/22/11		1,000,000	984,914
Simon Property Group LP:
4.875% 8/15/10		3,922,000	3,689,072
5% 3/1/12		700,000	595,858
UDR, Inc. 5.5% 4/1/14		2,000,000	1,458,830
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,022,535
Ventas Realty LP:
6.625% 10/15/14		8,020,000	7,177,900
6.75% 6/1/10		2,400,000	2,388,000
9% 5/1/12		7,400,000	7,381,500
			98,163,287
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 1,240,000	$ 985,800
8.125% 6/1/12		1,000,000	850,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,683,662
5.5% 10/1/12		1,700,000	1,543,078
6.625% 3/15/12		3,000,000	2,760,000
First Industrial LP:
5.75% 1/15/16		1,000,000	529,446
7.375% 3/15/11		1,220,000	914,430
Regency Centers LP:
5.25% 8/1/15		1,000,000	661,615
5.875% 6/15/17		600,000	402,616
			10,330,647
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (e)		4,750,000	2,956,875
TOTAL FINANCIALS			113,355,809
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,293,500
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,706,300
			3,999,800
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,641,300
TOTAL NONCONVERTIBLE BONDS			144,146,073
TOTAL CORPORATE BONDS (Cost $282,976,002)			230,188,619
U.S. Treasury Inflation Protected Obligations - 29.9%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		23,177,560	22,257,670
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2% 1/15/26		$ 108,413,546	$ 107,329,897
2.375% 1/15/25		86,344,858	89,731,564
2.5% 1/15/29		18,682,700	20,314,445
3.625% 4/15/28		30,151,506	37,288,872
3.875% 4/15/29		33,774,460	43,500,400
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		19,976,000	19,776,338
0.875% 4/15/10		57,947,760	57,712,231
1.375% 7/15/18		13,706,140	13,620,463
1.625% 1/15/15		49,222,202	49,776,116
1.625% 1/15/18		21,766,752	22,052,410
1.875% 7/15/13		82,622,466	84,739,785
1.875% 7/15/15		48,450,470	49,873,808
2% 4/15/12		36,829,098	37,945,504
2% 1/15/14		80,189,871	82,658,103
2% 7/15/14		50,567,097	52,305,553
2% 1/15/16		47,173,321	48,795,130
2.125% 1/15/19		17,699,400	18,882,981
2.375% 4/15/11		48,075,624	49,382,464
2.375% 1/15/17		29,573,513	31,422,003
2.375% 1/15/27		70,662,375	73,787,301
2.5% 7/15/16		33,974,525	36,437,560
2.625% 7/15/17		35,651,350	38,763,232
3% 7/15/12		71,114,175	75,847,535
3.375% 1/15/12		26,715,482	28,485,372
3.5% 1/15/11		34,448,632	36,031,145
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,183,360,085)			1,228,717,882
Asset-Backed Securities - 0.6%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (e)		4,800,000	3,840,000
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R10 Class M1, 1.2219% 11/25/34 (f)		105,000	47,110
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (e)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.8831% 3/23/19 (e)(f)		2,886,996	1,876,548
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		$ 2,500,000	$ 1,775,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3925% 1/20/37 (e)(f)		2,476,325	495,265
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	610,936
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	945,880
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	963,000
Class B2, 2.5819% 12/28/35 (e)(f)		2,110,000	865,100
Class D, 9% 12/28/35 (e)		500,000	175,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,000,000	300,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 4.6263% 11/28/39 (e)(f)		850,000	106,250
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.6219% 5/25/36 (f)		616,790	584,042
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 2.1719% 9/25/46 (e)(f)		750,000	45,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)(e)		750,000	1
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 0.6219% 7/25/36 (f)		86,509	85,709
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	661,596
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	62
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	855,000
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 0.6319% 4/25/36 (f)		915,937	877,462
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.9363% 8/28/38 (e)(f)		4,090,000	2,045,000
Class C1B, 7.696% 8/28/38 (e)		1,189,000	475,600
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		3,391,471	2,679,262
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		566,201	160,022
Series 2005-AHL1 Class A2, 0.7919% 7/25/35 (f)		2,120,292	1,724,885
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.8838% 2/5/36 (e)(f)		269,353	2,694
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (e)(f)		$ 3,000,000	$ 180,000
Series 2006-1A:
Class F, 2.3722% 9/25/26 (e)(f)		2,250,000	112,500
Class G, 2.5722% 9/25/26 (e)(f)		1,530,000	61,200
Class H, 2.8722% 9/25/26 (e)(f)		4,300,000	150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3.2006% 11/21/40 (e)(f)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $48,576,423)			23,953,068
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2914% 11/25/33 (f)		383,916	302,271
Series 2003-K Class 2A2, 5.2235% 12/25/33 (f)		2,076,245	1,660,650
Series 2004-D Class 2A1, 3.6158% 5/25/34 (f)		150,253	114,349
Series 2005-H Class 1A1, 5.3264% 9/25/35 (f)		155,471	104,431
Chase Mortgage Finance Trust Series 2007-A1 Class 2A1, 4.1344% 2/25/37 (f)		3,780,970	2,873,220
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		140,073	14,410
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7098% 1/25/19 (e)(f)		87,193	21,528
Class B4, 4.7098% 1/25/19 (e)(f)		174,385	88,120
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.0563% 6/15/22 (e)(f)		5,497,954	3,408,732
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		1,935,000	1,232,348
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.8063% 12/15/37 (e)(f)		466,092	34,817
Series 2006-B Class B6, 2.2563% 7/15/38 (e)(f)		935,186	41,990
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.6463% 9/10/37 (e)(f)		142,078	12,631
Series 2005-D Class B7, 4.8063% 12/15/37 (e)(f)		279,655	25,784
Series 2006-A Class B7, 4.0563% 3/15/38 (e)(f)		717,861	40,846
Series 2006-B Class B7, 4.4063% 7/15/38 (e)(f)		935,186	54,521
Series 2007-A Class BB, 3.9063% 2/15/39 (e)(f)		788,627	23,422
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (e)		$ 96,000	$ 83,520
Class G, 6.904% 11/15/36 (e)		76,000	66,120
Class H, 7.389% 11/15/36 (e)		37,000	31,820
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.5422% 11/25/34 (f)		9,295,000	4,906,456
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,255,402)			15,142,027
Commercial Mortgage Securities - 1.2%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		874,842	821,667
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.5563% 3/15/22 (e)(f)		800,000	280,000
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	1,605,000	571,749
Class G, 5.01% 5/15/44 (f)	CAD	351,000	111,425
Class H, 5.01% 5/15/44 (f)	CAD	235,000	65,788
Class J, 5.01% 5/15/44 (f)	CAD	235,000	59,611
Class K, 5.01% 5/15/44 (f)	CAD	118,000	26,020
Class L, 5.01% 5/15/44 (f)	CAD	421,000	81,451
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	381,204
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	900,000
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 2.0333% 5/15/23 (e)(f)		3,757,000	1,410,620
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (e)		2,500,000	2,200,000
Class E, 6.0652% 11/15/36 (e)		1,200,000	1,044,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	960,000
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		4,635,000	3,476,250
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,337,561
Series 2002-1A Class H, 7.1524% 12/10/35 (e)(f)		1,207,000	804,104
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (e)		1,000,000	985,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Global Signal Trust II Series 2004-2A: - continued
Class E, 5.587% 12/15/14 (e)		$ 1,710,000	$ 1,684,350
Class F, 6.376% 12/15/14 (e)		800,000	788,000
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (e)		1,379,000	1,268,680
Class F, 7.036% 2/15/36		1,115,000	1,025,800
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	1,950,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		44,434	44,317
Class F, 6.75% 4/15/29 (f)		1,000,000	875,105
Class G, 6.75% 4/15/29 (f)		1,000,000	350,142
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		2,500,000	1,875,000
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		2,720,000	2,467,638
Series 2000-C1:
Class H, 7% 3/15/33 (e)		1,190,000	894,502
Class K, 7% 3/15/33		1,000,000	458,982
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,000,000	617,040
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.8181% 3/1/20 (e)(f)		2,800,000	1,540,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7% 5/12/34 (e)(f)		2,000,000	1,300,000
Class F, 7.092% 5/12/34 (e)(f)		1,700,000	799,000
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,600,000	1,454,588
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,019,309	1,022,305
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	668,925
Class I11, 7.72% 2/26/28 (e)		751,000	296,870
Class I12, 7.72% 2/26/28 (e)		750,000	240,450
Class I9, 7.72% 2/26/28 (e)		1,149,200	731,466
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (e)		2,000,000	1,400,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (e)		600,000	60,000
Class F, 10.813% 5/20/44 (e)		400,000	44,000
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		1,284,143	1,155,729
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2005-HQ7 Class E, 5.2077% 11/14/42 (f)		$ 1,250,000	$ 297,438
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		1,000,000	980,500
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,150,000	989,000
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	1,280,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 1.1313% 9/15/09 (e)(f)		1,800,000	468,000
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 0.5913% 7/15/42 (f)		3,892,384	3,668,519
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $67,745,107)			48,412,796
Common Stocks - 9.4%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. (a)	146,200	1,217,846
Red Lion Hotels Corp. (a)	76,600	224,438
Starwood Hotels & Resorts Worldwide, Inc.	10,690	135,763
		1,578,047
Household Durables - 0.1%
Centex Corp.	72,100	540,750
D.R. Horton, Inc.	32,300	313,310
Meritage Homes Corp. (a)	69,700	795,974
Pulte Homes, Inc.	127,500	1,393,575
		3,043,609
TOTAL CONSUMER DISCRETIONARY		4,621,656
FINANCIALS - 9.1%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	36,700	814,373
Real Estate Investment Trusts - 8.8%
Acadia Realty Trust (SBI)	193,044	2,048,197
Alexandria Real Estate Equities, Inc.	294,000	10,701,600
AMB Property Corp. (SBI)	321,400	4,628,160
American Campus Communities, Inc.	169,200	2,937,312
Annaly Capital Management, Inc.	480,300	6,661,761
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp.	164,300	$ 1,007,159
Apartment Investment & Management Co. Class A	931,166	5,102,790
AvalonBay Communities, Inc.	258,016	12,142,233
Boston Properties, Inc.	237,000	8,302,110
Camden Property Trust (SBI)	528,300	11,400,714
CapLease, Inc.	217,300	428,081
Colonial Properties Trust (SBI)	64,800	246,888
Corporate Office Properties Trust (SBI)	442,818	10,995,171
Cypress Sharpridge Investments, Inc. (e)	270,416	2,028,120
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(e)	60,000	1
DCT Industrial Trust, Inc.	24,700	78,299
Developers Diversified Realty Corp.	1,440,900	3,069,117
DiamondRock Hospitality Co.	1,469,100	5,891,091
Digital Realty Trust, Inc.	452,600	15,017,268
Duke Realty LP	1,128,400	6,206,200
Equity Lifestyle Properties, Inc.	84,000	3,200,400
Equity Residential (SBI)	919,900	16,880,165
Federal Realty Investment Trust (SBI)	20,400	938,400
Hatteras Financial Corp.	29,800	744,702
HCP, Inc.	672,700	12,007,695
Healthcare Realty Trust, Inc.	707,691	10,608,288
Highwoods Properties, Inc. (SBI)	866,500	18,560,430
Home Properties, Inc.	286,100	8,768,965
Host Hotels & Resorts, Inc.	362,247	1,420,008
Inland Real Estate Corp.	1,098,294	7,786,904
Kilroy Realty Corp.	173,000	2,973,870
Kimco Realty Corp.	400,120	3,048,914
LaSalle Hotel Properties (SBI)	54,480	318,163
Liberty Property Trust (SBI)	29,700	562,518
MFA Mortgage Investments, Inc.	1,938,146	11,396,298
National Retail Properties, Inc.	81,600	1,292,544
Nationwide Health Properties, Inc.	117,700	2,611,763
Omega Healthcare Investors, Inc.	157,400	2,216,192
Post Properties, Inc.	84,400	855,816
ProLogis Trust	1,790,145	11,635,943
Public Storage	395,200	21,834,800
Ramco-Gershenson Properties Trust (SBI)	147,400	950,730
Regency Centers Corp.	458,400	12,179,688
Simon Property Group, Inc.	957,566	33,170,086
SL Green Realty Corp.	521,100	5,627,880
Sunstone Hotel Investors, Inc.	2,460,364	6,470,757
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	188,700	$ 5,823,282
Taubman Centers, Inc.	13,700	233,448
The Macerich Co.	570,100	3,568,826
UDR, Inc.	728,139	6,269,277
Ventas, Inc.	1,031,380	23,319,502
Vornado Realty Trust	493,216	16,394,500
		362,563,026
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	1,185,100	6,802,480
CB Richard Ellis Group, Inc. Class A (a)	917,600	3,697,928
Meruelo Maddux Properties, Inc. (a)	1,567,832	114,452
		10,614,860
TOTAL FINANCIALS		373,992,259
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	117,200	591,860
Capital Senior Living Corp. (a)	213,200	520,208
Emeritus Corp. (a)	683,757	4,485,446
Sun Healthcare Group, Inc. (a)	111,500	941,060
		6,538,574
TOTAL COMMON STOCKS (Cost $706,039,310)		385,152,489
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	967,560
Lexington Corporate Properties Trust Series C 6.50%	33,800	468,130
		1,435,690
Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	8,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Red Lion Hotels Capital Trust 9.50%	138,465	$ 1,715,581
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	6,175
		1,730,256
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,043,250
AMB Property Corp. Series O, 7.00%	1,000	14,500
American Home Mortgage Investment Corp.:
Series A, 9.375% (c)	81,500	163
Series B, 9.25% (c)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	205,500	4,177,815
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,398,975
Apartment Investment & Management Co.:
Series G, 9.375%	67,500	882,225
Series T, 8.00%	80,000	888,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	214,600
CapLease, Inc. Series A, 8.125%	5,725	78,662
Cedar Shopping Centers, Inc. 8.875%	15,000	130,500
CenterPoint Properties Trust Series D, 5.377%	5,280	1,320,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	1,159,025
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,063,456
Series B, 7.50%	43,159	567,972
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	228,570
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	1,569,600
Series B, 7.875%	36,100	566,048
Duke Realty LP 8.375%	112,097	1,275,664
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	10,695
Equity Residential (depositary shares) Series N, 6.48%	21,200	362,520
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	38,200	152,800
Glimcher Realty Trust Series F, 8.75%	30,000	174,600
Health Care REIT, Inc. Series F, 7.625%	50,000	966,000
Hersha Hospitality Trust Series A, 8.00%	40,000	326,000
HomeBanc Mortgage Corp. Series A, 10.00% (c)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	3,329,139
Series C, 7.00%	74,798	871,397
HRPT Properties Trust Series B, 8.75%	11,666	133,576
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Innkeepers USA Trust Series C, 8.00%	198,000	$ 91,080
Kimco Realty Corp. Series G, 7.75%	168,000	2,293,200
LaSalle Hotel Properties:
Series B, 8.375%	9,550	121,763
Series E, 8.00%	91,400	984,378
Series G, 7.25%	87,640	832,580
LBA Realty Fund II Series B, 7.625%	146,695	1,026,865
Lexington Corporate Properties Trust Series B, 8.05%	59,400	540,540
Lexington Realty Trust 7.55%	32,300	251,940
LTC Properties, Inc. Series F, 8.00%	98,800	1,991,808
MFA Mortgage Investments, Inc. Series A, 8.50%	378,300	7,301,190
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,234,200
Newcastle Investment Corp.:
Series B, 9.75%	160,900	394,205
Series D, 8.375%	33,396	83,490
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,440,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	249,293
Series P, 6.70%	65,000	926,900
Public Storage:
Series I, 7.25%	31,655	617,273
Series K, 7.25%	80,000	1,538,400
Series N, 7.00%	40,000	727,600
Realty Income Corp. 6.75%	4,500	76,050
Regency Centers Corp. 7.25%	31,125	490,841
Saul Centers, Inc.:
8.00%	45,000	990,000
Series B (depositary shares) 9.00%	20,000	404,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	302,400
Series C, 8.25%	60,000	150,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	382,500
Taubman Centers, Inc. Series G, 8.00%	20,000	304,200
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,035,590
		52,689,552
TOTAL FINANCIALS		54,419,808
TOTAL PREFERRED STOCKS (Cost $118,685,994)		55,855,498
Floating Rate Loans - 0.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 8.02% 10/23/09 (f)	$ 1,307,685	$ 653,842
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (f)	1,883,151	1,271,127
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 3.26% 10/27/13 (f)	496,259	332,493
Toys 'R' US, Inc. term loan 3.5088% 12/8/09 (f)	7,895,066	3,592,255
		3,924,748
TOTAL CONSUMER DISCRETIONARY		5,849,717
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (f)	3,704,699	852,081
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 2.25% 12/16/10 (f)	1,000,000	530,000
Spirit Finance Corp. term loan 4.17% 8/1/13 (f)	1,000,000	250,000
		780,000
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (f)	731,019	431,301
Tranche B, term loan 3.5182% 10/10/13 (f)	2,715,212	1,601,975
Tishman Speyer Properties term loan 2.3% 12/27/12 (f)	355,000	159,750
		2,193,026
TOTAL FINANCIALS		3,825,107
Floating Rate Loans - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (f)	$ 1,921,630	$ 1,628,581
Skilled Healthcare Group, Inc. Tranche 1, term loan 2.756% 6/15/12 (f)	972,222	816,667
		2,445,248
TOTAL FLOATING RATE LOANS (Cost $23,276,102)		12,120,072
Commodity-Linked Notes - 8.4%

AB Svensk Exportkredit:
Note, one-month U.S. dollar LIBOR minus .27% due 01/28/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	32,300,000	39,091,334
Note, one-month U.S. dollar LIBOR minus .27% due 12/23/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	22,000,000	17,210,744
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA Medium Term Note, one-month U.S. dollar LIBOR minus .45% due 1/22/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	15,000,000	18,146,090
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/16/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	10,000,000	7,826,394
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/10/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,475,000	8,460,931
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/24/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	9,330,000	8,099,442
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/5/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,605,000	8,590,715
Commodity-Linked Notes - continued
	Principal Amount	Value
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 01/22/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	$ 12,500,000	$ 15,115,075
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/13/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,000,000	7,979,010
Eksportfinans ASA:
Medium Term Note, three-month U.S. dollar LIBOR minus .22% due 01/27/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	50,000,000	60,546,600
Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/16/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	29,700,000	29,678,279
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .30% due 12/21/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	20,000,000	15,635,359
Medium Term Note, three-month U.S. dollar LIBOR minus .97% due 11/9/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	5,000,000	4,972,195
Merrill Lynch & Co., Inc. Medium Term Note, one-month U.S. dollar LIBOR due 11/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	27,000,000	26,980,254
Morgan Stanley Note, one-month U.S. dollar LIBOR minus 1.7% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	5,000,000	4,996,343
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 1/26/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	40,500,000	49,035,922
Note, one-month U.S. dollar LIBOR due 11/6/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	16,670,000	16,634,585
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,000,000	7,997,121
TOTAL COMMODITY-LINKED NOTES (Cost $328,080,000)		346,996,393
Fixed-Income Funds - 24.9%
	Shares	Value
Fidelity Floating Rate Central Fund (g) (Cost $1,397,325,775)	14,422,044	$ 1,025,839,990
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(e)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	107,361
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (a)(e)	1,650,000	2
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(e)	2,200,000	0
		107,363
TOTAL PREFERRED SECURITIES (Cost $7,433,339)		107,363
Money Market Funds - 17.6%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b) (Cost $723,318,623)	723,318,623	723,318,623
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $4,914,072,162)		4,095,804,820
NET OTHER ASSETS - 0.4%		16,082,079
NET ASSETS - 100%		$ 4,111,886,899
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $444,120,881 or 10.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,343,733
Fidelity Floating Rate Central Fund	38,223,586
Total	$ 42,567,319
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,342,745,842	$ 12,912,771	$ 110,047,046	$ 1,025,839,990	45.8%
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,095,804,820	$ 2,184,805,670	$ 1,868,129,530	$ 42,869,620
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 39,257,885
Total Realized Gain (Loss)	121,365
Total Unrealized Gain (Loss)	(27,593,864)
Cost of Purchases	1,253,646
Proceeds of Sales	(1,914,703)
Amortization/Accretion	(319,029)
Transfer in/out of Level 3	32,064,320
Ending Balance	$ 42,869,620

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $1,179,367 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $342,185,321 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,793,427,764)	$ 2,346,646,207
Fidelity Central Funds (cost $2,120,644,398)	1,749,158,613
Total Investments (cost $4,914,072,162)		$ 4,095,804,820
Cash		89,461
Foreign currency held at value (cost $34,445)		34,445
Receivable for investments sold		2,853,640
Receivable for fund shares sold		1,627,956
Dividends receivable		3,372,566
Interest receivable		11,948,881
Distributions receivable from Fidelity Central Funds		5,290,632
Prepaid expenses		36,481
Receivable from investment adviser for expense reductions		149
Other receivables		85
Total assets		4,121,059,116

Liabilities
Payable for investments purchased	$ 3,221,917
Payable for fund shares redeemed	3,163,059
Accrued management fee	1,917,556
Transfer agent fee payable	598,517
Distribution fees payable	47,523
Other affiliated payables	110,563
Other payables and accrued expenses	113,082
Total liabilities		9,172,217

Net Assets		$ 4,111,886,899
Net Assets consist of:
Paid in capital		$ 6,119,899,116
Undistributed net investment income		15,381,020
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,205,109,110)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(818,284,127)
Net Assets		$ 4,111,886,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,012,003 ÷ 11,852,256 shares)	$ 6.75

Maximum offering price per share (100/96.00 of $6.75)	$ 7.03
Class T: Net Asset Value and redemption price per share ($16,782,799 ÷ 2,483,501 shares)	$ 6.76

Maximum offering price per share (100/96.00 of $6.76)	$ 7.04
Class B: Net Asset Value and offering price per share ($4,661,069 ÷ 691,313 shares)A	$ 6.74

Class C: Net Asset Value and offering price per share ($29,434,288 ÷ 4,381,454 shares)A	$ 6.72

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($3,566,610,443 ÷ 526,503,146 shares)	$ 6.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($414,386,297 ÷ 61,256,787 shares)	$ 6.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2009

Investment Income
Dividends		$ 13,670,383
Interest		33,810,835
Inflation principal income		(49,849,898)
Income from Fidelity Central Funds		42,567,319
Total income		40,198,639

Expenses
Management fee	$ 12,284,967
Transfer agent fees	3,589,977
Distribution fees	329,480
Accounting fees and expenses	668,970
Custodian fees and expenses	31,786
Independent trustees' compensation	8,913
Registration fees	63,039
Audit	100,666
Legal	12,189
Interest	2,273
Miscellaneous	35,179
Total expenses before reductions	17,127,439
Expense reductions	(16,239)	17,111,200
Net investment income		23,087,439
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(817,556,975)
Fidelity Central Funds	(33,097,170)
Foreign currency transactions	(9,897)
Swap agreements	5,777,548
Total net realized gain (loss)		(844,886,494)
Change in net unrealized appreciation (depreciation) on: Investment securities	(341,271,885)
Assets and liabilities in foreign currencies	1,149
Swap agreements	(8,941,119)
Total change in net unrealized appreciation (depreciation)		(350,211,855)
Net gain (loss)		(1,195,098,349)
Net increase (decrease) in net assets resulting from operations		$ (1,172,010,910)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,087,439	$ 263,201,883
Net realized gain (loss)	(844,886,494)	(58,419,216)
Change in net unrealized appreciation (depreciation)	(350,211,855)	(444,203,592)
Net increase (decrease) in net assets resulting from operations	(1,172,010,910)	(239,420,925)
Distributions to shareholders from net investment income	(104,160,242)	(234,930,280)
Distributions to shareholders from net realized gain	(279,253,909)	(35,964,382)
Total distributions	(383,414,151)	(270,894,662)
Share transactions - net increase (decrease)	72,950,491	1,493,840,575
Redemption fees	113,873	277,199
Total increase (decrease) in net assets	(1,482,360,697)	983,802,187

Net Assets
Beginning of period	5,594,247,596	4,610,445,409
End of period (including undistributed net investment income of $15,381,020 and undistributed net investment income of $96,453,823, respectively)	$ 4,111,886,899	$ 5,594,247,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.030	.444	.473	.524	.031
Net realized and unrealized gain (loss)	(1.994)	(.820)	.077	(.329)	.119
Total from investment operations	(1.964)	(.376)	.550	.195	.150
Distributions from net investment income	(.166)	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.646)	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 6.75	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	(21.25)%	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.04% A	1.01%	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.04% A	1.01%	1.01%	.99%	1.00% A
Net investment income	.83% A	4.43%	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,012	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.028	.449	.476	.517	.030
Net realized and unrealized gain (loss)	(1.985)	(.843)	.082	(.325)	.120
Total from investment operations	(1.957)	(.394)	.558	.192	.150
Distributions from net investment income	(.163)	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.643)	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 6.76	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	(21.17)%	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.08% A	1.01%	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.08% A	1.01%	1.00%	1.05%	1.10% A
Net investment income	.79% A	4.42%	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,783	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.004	.376	.405	.450	.025
Net realized and unrealized gain (loss)	(1.994)	(.824)	.072	(.318)	.115
Total from investment operations	(1.990)	(.448)	.477	.132	.140
Distributions from net investment income	(.130)	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.610)	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 6.74	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	(21.55)%	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.76% A	1.71%	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.75% A	1.71%	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.75% A	1.71%	1.69%	1.73%	1.75% A
Net investment income	.12% A	3.72%	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,661	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.001	.366	.392	.437	.024
Net realized and unrealized gain (loss)	(1.981)	(.826)	.080	(.323)	.116
Total from investment operations	(1.980)	(.460)	.472	.114	.140
Distributions from net investment income	(.130)	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.610)	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 6.72	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	(21.51)%	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.85% A	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.85% A	1.80%	1.81%	1.84%	1.85% A
Net investment income	.02% A	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,434	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.039	.479	.504	.544	.028
Net realized and unrealized gain (loss)	(2.003)	(.834)	.079	(.317)	.122
Total from investment operations	(1.964)	(.355)	.583	.227	.150
Distributions from net investment income	(.176)	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.656)	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 6.77	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	(21.19)%	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.78% A	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.78% A	.73%	.73%	.79%	.85% A
Net investment income	1.09% A	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,566,610	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.038	.475	.500	.540	.032
Net realized and unrealized gain (loss)	(1.992)	(.841)	.081	(.321)	.118
Total from investment operations	(1.954)	(.366)	.581	.219	.150
Distributions from net investment income	(.176)	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.656)	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 6.76	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	(21.13)%	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.78% A	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.78% A	.75%	.75%	.82%	.85% A
Net investment income	1.09% A	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414,386	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation(depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009 for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 99,595,693
Unrealized depreciation	(974,935,174)
Net unrealized appreciation (depreciation)	$ (875,339,481)
Cost for federal income tax purposes	$ 4,971,144,301

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $375,006,239 and $335,869,557, respectively.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 112,710	$ -
Class T	0%	.25%	23,871	-
Class B	.65%	.25%	25,458	18,829
Class C	.75%	.25%	167,441	70,897
			$ 329,480	$ 89,726

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,456
Class T	839
Class B*	12,432
Class C*	18,116
$ 38,843

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 79,008.18
Class T	20,969.22
Class B	7,214.25
Class C	40,036.24
Strategic Real Return	3,096,102.17
Institutional Class	346,648.17
	$ 3,589,977

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,371 for the period.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,961,000	4.37%	$ 1,573

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,376 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $19,371,000. The weighted average interest rate was 1.30%. The interest expense amounted to $700 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 182

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,521 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,383. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 8,153

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
From net investment income
Class A	$ 2,200,430	$ 1,966,955
Class T	471,155	1,101,739
Class B	121,898	256,053
Class C	709,673	1,086,390
Strategic Real Return	91,008,393	211,830,750
Institutional Class	9,648,693	18,688,393
Total	$ 104,160,242	$ 234,930,280
From net realized gain
Class A	$ 5,924,372	$ 209,617
Class T	1,253,538	175,882
Class B	360,885	46,275
Class C	2,178,629	174,156
Strategic Real Return	243,192,394	32,442,296
Institutional Class	26,344,091	2,916,156
Total	$ 279,253,909	$ 35,964,382

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Class A
Shares sold	2,289,302	13,292,891	$ 16,946,011	$ 135,382,589
Reinvestment of distributions	1,077,592	192,121	7,692,738	1,958,121
Shares redeemed	(4,883,523)	(2,598,508)	(35,410,598)	(26,053,450)
Net increase (decrease)	(1,516,629)	10,886,504	$ (10,771,849)	$ 111,287,260
Class T
Shares sold	257,440	1,421,715	$ 1,949,177	$ 14,529,608
Reinvestment of distributions	223,558	120,240	1,599,353	1,218,028
Shares redeemed	(924,136)	(1,322,360)	(6,762,604)	(13,409,762)
Net increase (decrease)	(443,138)	219,595	$ (3,214,074)	$ 2,337,874
Class B
Shares sold	116,118	593,734	$ 856,590	$ 6,017,378
Reinvestment of distributions	54,519	26,452	390,896	267,760
Shares redeemed	(426,941)	(341,147)	(3,080,449)	(3,436,183)
Net increase (decrease)	(256,304)	279,039	$ (1,832,963)	$ 2,848,955
Class C
Shares sold	604,022	4,259,788	$ 4,462,515	$ 43,429,512
Reinvestment of distributions	351,722	105,588	2,502,600	1,068,309
Shares redeemed	(2,035,232)	(1,276,629)	(15,125,080)	(12,928,185)
Net increase (decrease)	(1,079,488)	3,088,747	$ (8,159,965)	$ 31,569,636
Strategic Real Return
Shares sold	35,480,134	155,667,011	$ 261,886,686	$ 1,583,554,690
Reinvestment of distributions	46,333,024	23,824,789	331,291,460	241,720,730
Shares redeemed	(74,004,291)	(71,620,041)	(540,274,103)	(727,367,628)
Net increase (decrease)	7,808,867	107,871,759	$ 52,904,043	$ 1,097,907,792
Institutional Class
Shares sold	11,347,112	30,736,939	$ 80,719,122	$ 312,089,340
Reinvestment of distributions	4,952,669	2,091,534	35,312,404	21,209,226
Shares redeemed	(9,879,658)	(8,428,502)	(72,006,227)	(85,409,508)
Net increase (decrease)	6,420,123	24,399,971	$ 44,025,299	$ 247,889,058

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 15% and 17%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 64% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2009 and for the year ended September 30, 2008, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2009 and for the year ended September 30, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2009

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRS-USAN-0509
1.814980.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Strategic Real Return
Fund - Institutional Class

Semiannual Report

March 31, 2009

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class A	1.04%
Actual		$ 1,000.00	$ 787.50	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.08%
Actual		$ 1,000.00	$ 788.30	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.44
Class B	1.75%
Actual		$ 1,000.00	$ 784.50	$ 7.79
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Class C	1.85%
Actual		$ 1,000.00	$ 784.90	$ 8.23
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Strategic Real Return	.78%
Actual		$ 1,000.00	$ 788.10	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.78%
Actual		$ 1,000.00	$ 788.70	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2009	As of September 30, 2008
Commodity-Linked Notes and Related Investments *	24.4%	22.3%
Inflation-Protected Securities and Related Investments	30.2%	27.7%
Floating Rate High Yield	25.0%	24.0%
Real Estate Investments	18.4%	22.6%
Cash & Cash Equivalents	1.6%	3.1%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-AIG Commodity Index Total Return (DJ-AIGCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-AIGCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 29.9%	U.S. Government and U.S. Government Agency Obligations 29.0%
AAA 0.7%	AAA 1.2%
AA 0.2%	AA 1.0%
A 0.4%	A 0.4%
BBB 3.6%	BBB 2.6%
BB and Below 22.2%	BB and Below 21.8%
Structured Notes (including Commodity- Linked Notes) 8.4%	Structured Notes (including Commodity- Linked Notes) 6.5%
Not Rated 4.9%	Not Rated 2.7%
Equities 10.7%	Equities 14.7%
Short-Term Investments and Net Other Assets 19.0%	Short-Term Investments and Net Other Assets 20.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Stocks 10.7%		Stocks 14.7%
	U.S. Government and U.S. Government Agency Obligations 29.9%		U.S. Government and U.S. Government Agency Obligations 29.0%
	Corporate Bonds 6.4%		Corporate Bonds 5.0%
	Asset-Backed Securities 0.6%		Asset-Backed Securities 1.0%
	Structured Notes (including Commodity- Linked Notes) 8.4%		Structured Notes (including Commodity- Linked Notes) 6.5%
	Floating Rate Loans 23.0%		Floating Rate Loans 21.9%
	CMOs and Other Mortgage Related Securities 1.6%		CMOs and Other Mortgage Related Securities 1.5%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 19.0%		Short-Term Investments and Net Other Assets 20.1%
* Foreign investments	3.0%	** Foreign investments	2.2%
* Futures and Swaps	1.9%	** Futures and Swaps	1.9%
* U.S. Treasury Inflation-Indexed Securities	29.9%	** U.S. Treasury Inflation-Indexed Securities	29.6%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 5.6%
		Principal Amount (d)	Value
Convertible Bonds - 2.1%
FINANCIALS - 2.1%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		$ 1,200,000	$ 769,500
Real Estate Investment Trusts - 1.8%
Acadia Realty Trust 3.75% 12/15/26		6,750,000	4,913,055
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		5,750,000	3,944,500
Anthracite Capital, Inc. 11.75% 9/1/27 (e)		2,200,000	69,300
BioMed Realty LP 4.5% 10/1/26 (e)		4,500,000	2,436,300
Boston Properties, Inc. 3.75% 5/15/36		900,000	686,340
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,138,320
BRE Properties, Inc. 4.125% 8/15/26		12,850,000	10,641,728
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	2,252,800
Corporate Office Properties LP 3.5% 9/15/26 (e)		2,250,000	1,777,500
Duke Realty LP 3.75% 12/1/11 (e)		850,000	590,750
Home Properties, Inc. 4.125% 11/1/26 (e)		500,000	417,500
Hospitality Properties Trust 3.8% 3/15/27		3,200,000	2,272,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		6,850,000	4,769,313
MPT Operating Partnership LP 9.25% 4/1/13 (e)		3,000,000	1,357,800
National Retail Properties, Inc. 3.95% 9/15/26		2,700,000	2,335,176
PREIT Associates LP 4% 6/1/12 (e)		2,450,000	465,500
ProLogis Trust 1.875% 11/15/37		4,400,000	2,175,976
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	889,938
The Macerich Co. 3.25% 3/15/12 (e)		3,000,000	1,380,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		7,750,000	6,461,563
Ventas, Inc. 3.875% 11/15/11 (e)		10,980,000	9,149,634
Vornado Realty Trust 2.85% 4/1/27		3,660,000	2,758,725
Washington (REIT):
3.875% 9/15/26		4,350,000	3,588,750
3.875% 9/15/26		3,350,000	2,763,750
Weingarten Realty Investors 3.95% 8/1/26		3,550,000	2,653,625
			71,889,843
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		10,750,000	9,445,703
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,000,000	1,397,500
Forest City Enterprises, Inc. 3.625% 10/15/11		1,700,000	977,500
Kilroy Realty LP 3.25% 4/15/12 (e)		2,500,000	1,562,500
			13,383,203
TOTAL FINANCIALS			86,042,546
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 3.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 8.5% 6/1/11 (f)		$ 1,500,000	$ 870,000
Host Marriott LP 7% 8/15/12		1,800,000	1,525,500
Times Square Hotel Trust 8.528% 8/1/26 (e)		876,106	525,664
			2,921,164
Household Durables - 0.5%
D.R. Horton, Inc.:
5.375% 6/15/12		2,900,000	2,465,000
6.5% 4/15/16		1,000,000	785,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	340,000
6.25% 1/15/15		1,250,000	325,000
6.25% 1/15/16		700,000	182,000
7.5% 5/15/16		500,000	127,500
7.75% 5/15/13		5,800,000	1,508,000
KB Home:
5.875% 1/15/15		1,500,000	1,170,000
6.25% 6/15/15		5,100,000	3,952,500
Lennar Corp.:
5.5% 9/1/14		4,000,000	2,880,000
5.95% 10/17/11		1,000,000	840,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	1,593,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	2,135,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	880,000
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	1,575,000
Toll Brothers, Inc. 8.25% 2/1/11		1,500,000	1,470,000
			22,228,000
TOTAL CONSUMER DISCRETIONARY			25,149,164
FINANCIALS - 2.8%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (c)(f)		3,175,000	1,905,000
Real Estate Investment Trusts - 2.4%
AMB Property LP:
5.9% 8/15/13		600,000	426,000
6.3% 6/1/13		2,000,000	1,445,792
Arden Realty LP 5.2% 9/1/11		500,000	465,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
4.95% 3/15/13		$ 1,500,000	$ 1,275,000
5.5% 1/15/12		1,000,000	910,000
6.625% 9/15/11		1,521,000	1,478,739
Brandywine Operating Partnership LP:
4.5% 11/1/09		800,000	775,206
5.75% 4/1/12		1,000,000	666,328
6% 4/1/16		1,000,000	506,760
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,484,399
Camden Property Trust:
4.375% 1/15/10		1,000,000	982,889
4.7% 7/15/09		2,500,000	2,483,035
5% 6/15/15		900,000	639,000
Colonial Properties Trust 6.875% 8/15/12		1,000,000	805,602
Colonial Realty LP 6.05% 9/1/16		1,000,000	606,674
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	286,132
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,600,000	1,201,330
5.375% 10/15/12		2,000,000	893,096
Duke Realty LP:
5.625% 8/15/11		680,000	571,295
7.75% 11/15/09		1,000,000	984,490
Equity One, Inc.:
6% 9/15/16		1,000,000	655,507
6.25% 1/15/17		1,000,000	652,129
Federal Realty Investment Trust 4.5% 2/15/11		3,050,000	2,609,922
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	628,458
6% 3/1/15		1,500,000	1,079,603
6% 1/30/17		1,000,000	672,917
6.3% 9/15/16		4,500,000	3,133,436
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	1,737,646
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	373,128
8.125% 5/1/11		2,608,000	2,422,094
Highwoods/Forsyth LP 5.85% 3/15/17		2,600,000	1,508,000
HMB Capital Trust V 4.92% 12/15/36 (c)(e)(f)		4,300,000	430
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	742,647
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
6.7% 1/15/18		$ 1,000,000	$ 511,722
6.75% 2/15/13		1,250,000	758,133
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,530,000
HRPT Properties Trust:
1.92% 3/16/11 (f)		2,000,000	1,536,290
6.5% 1/15/13		1,000,000	710,675
iStar Financial, Inc.:
1.6338% 3/9/10 (f)		1,500,000	990,000
5.7% 3/1/14		5,215,000	1,512,350
5.95% 10/15/13		6,495,000	1,753,650
Kimco Realty Corp. 5.783% 3/15/16		550,000	358,818
Liberty Property LP 6.375% 8/15/12		750,000	600,000
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,293,792
Nationwide Health Properties, Inc.:
6.25% 2/1/13		2,000,000	1,844,836
6.5% 7/15/11		4,000,000	3,650,568
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,496,000
7% 1/15/16		1,658,000	1,483,910
Rouse Co.:
5.375% 11/26/13 (c)		3,050,000	869,250
7.2% 9/15/12 (c)		1,000,000	285,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(e)		9,000,000	2,565,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	5,878,625
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,733,375
7.75% 2/22/11		1,000,000	984,914
Simon Property Group LP:
4.875% 8/15/10		3,922,000	3,689,072
5% 3/1/12		700,000	595,858
UDR, Inc. 5.5% 4/1/14		2,000,000	1,458,830
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	2,022,535
Ventas Realty LP:
6.625% 10/15/14		8,020,000	7,177,900
6.75% 6/1/10		2,400,000	2,388,000
9% 5/1/12		7,400,000	7,381,500
			98,163,287
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 1,240,000	$ 985,800
8.125% 6/1/12		1,000,000	850,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,683,662
5.5% 10/1/12		1,700,000	1,543,078
6.625% 3/15/12		3,000,000	2,760,000
First Industrial LP:
5.75% 1/15/16		1,000,000	529,446
7.375% 3/15/11		1,220,000	914,430
Regency Centers LP:
5.25% 8/1/15		1,000,000	661,615
5.875% 6/15/17		600,000	402,616
			10,330,647
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (e)		4,750,000	2,956,875
TOTAL FINANCIALS			113,355,809
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,293,500
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,706,300
			3,999,800
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,641,300
TOTAL NONCONVERTIBLE BONDS			144,146,073
TOTAL CORPORATE BONDS (Cost $282,976,002)			230,188,619
U.S. Treasury Inflation Protected Obligations - 29.9%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		23,177,560	22,257,670
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2% 1/15/26		$ 108,413,546	$ 107,329,897
2.375% 1/15/25		86,344,858	89,731,564
2.5% 1/15/29		18,682,700	20,314,445
3.625% 4/15/28		30,151,506	37,288,872
3.875% 4/15/29		33,774,460	43,500,400
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		19,976,000	19,776,338
0.875% 4/15/10		57,947,760	57,712,231
1.375% 7/15/18		13,706,140	13,620,463
1.625% 1/15/15		49,222,202	49,776,116
1.625% 1/15/18		21,766,752	22,052,410
1.875% 7/15/13		82,622,466	84,739,785
1.875% 7/15/15		48,450,470	49,873,808
2% 4/15/12		36,829,098	37,945,504
2% 1/15/14		80,189,871	82,658,103
2% 7/15/14		50,567,097	52,305,553
2% 1/15/16		47,173,321	48,795,130
2.125% 1/15/19		17,699,400	18,882,981
2.375% 4/15/11		48,075,624	49,382,464
2.375% 1/15/17		29,573,513	31,422,003
2.375% 1/15/27		70,662,375	73,787,301
2.5% 7/15/16		33,974,525	36,437,560
2.625% 7/15/17		35,651,350	38,763,232
3% 7/15/12		71,114,175	75,847,535
3.375% 1/15/12		26,715,482	28,485,372
3.5% 1/15/11		34,448,632	36,031,145
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,183,360,085)			1,228,717,882
Asset-Backed Securities - 0.6%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (e)		4,800,000	3,840,000
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R10 Class M1, 1.2219% 11/25/34 (f)		105,000	47,110
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (e)		3,005,000	1,202,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.8831% 3/23/19 (e)(f)		2,886,996	1,876,548
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		$ 2,500,000	$ 1,775,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3925% 1/20/37 (e)(f)		2,476,325	495,265
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	610,936
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	945,880
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	963,000
Class B2, 2.5819% 12/28/35 (e)(f)		2,110,000	865,100
Class D, 9% 12/28/35 (e)		500,000	175,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,000,000	300,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 4.6263% 11/28/39 (e)(f)		850,000	106,250
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.6219% 5/25/36 (f)		616,790	584,042
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 2.1719% 9/25/46 (e)(f)		750,000	45,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)(e)		750,000	1
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 0.6219% 7/25/36 (f)		86,509	85,709
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	661,596
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	62
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	855,000
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 0.6319% 4/25/36 (f)		915,937	877,462
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.9363% 8/28/38 (e)(f)		4,090,000	2,045,000
Class C1B, 7.696% 8/28/38 (e)		1,189,000	475,600
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		3,391,471	2,679,262
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		566,201	160,022
Series 2005-AHL1 Class A2, 0.7919% 7/25/35 (f)		2,120,292	1,724,885
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.8838% 2/5/36 (e)(f)		269,353	2,694
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (e)(f)		$ 3,000,000	$ 180,000
Series 2006-1A:
Class F, 2.3722% 9/25/26 (e)(f)		2,250,000	112,500
Class G, 2.5722% 9/25/26 (e)(f)		1,530,000	61,200
Class H, 2.8722% 9/25/26 (e)(f)		4,300,000	150,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3.2006% 11/21/40 (e)(f)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $48,576,423)			23,953,068
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2914% 11/25/33 (f)		383,916	302,271
Series 2003-K Class 2A2, 5.2235% 12/25/33 (f)		2,076,245	1,660,650
Series 2004-D Class 2A1, 3.6158% 5/25/34 (f)		150,253	114,349
Series 2005-H Class 1A1, 5.3264% 9/25/35 (f)		155,471	104,431
Chase Mortgage Finance Trust Series 2007-A1 Class 2A1, 4.1344% 2/25/37 (f)		3,780,970	2,873,220
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	41
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		140,073	14,410
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7098% 1/25/19 (e)(f)		87,193	21,528
Class B4, 4.7098% 1/25/19 (e)(f)		174,385	88,120
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.0563% 6/15/22 (e)(f)		5,497,954	3,408,732
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		1,935,000	1,232,348
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.8063% 12/15/37 (e)(f)		466,092	34,817
Series 2006-B Class B6, 2.2563% 7/15/38 (e)(f)		935,186	41,990
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.6463% 9/10/37 (e)(f)		142,078	12,631
Series 2005-D Class B7, 4.8063% 12/15/37 (e)(f)		279,655	25,784
Series 2006-A Class B7, 4.0563% 3/15/38 (e)(f)		717,861	40,846
Series 2006-B Class B7, 4.4063% 7/15/38 (e)(f)		935,186	54,521
Series 2007-A Class BB, 3.9063% 2/15/39 (e)(f)		788,627	23,422
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (e)		$ 96,000	$ 83,520
Class G, 6.904% 11/15/36 (e)		76,000	66,120
Class H, 7.389% 11/15/36 (e)		37,000	31,820
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.5422% 11/25/34 (f)		9,295,000	4,906,456
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,255,402)			15,142,027
Commercial Mortgage Securities - 1.2%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		874,842	821,667
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.5563% 3/15/22 (e)(f)		800,000	280,000
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)	CAD	1,605,000	571,749
Class G, 5.01% 5/15/44 (f)	CAD	351,000	111,425
Class H, 5.01% 5/15/44 (f)	CAD	235,000	65,788
Class J, 5.01% 5/15/44 (f)	CAD	235,000	59,611
Class K, 5.01% 5/15/44 (f)	CAD	118,000	26,020
Class L, 5.01% 5/15/44 (f)	CAD	421,000	81,451
Class M, 5.01% 5/15/44 (f)	CAD	1,927,737	381,204
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	900,000
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 2.0333% 5/15/23 (e)(f)		3,757,000	1,410,620
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	200,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (e)		2,500,000	2,200,000
Class E, 6.0652% 11/15/36 (e)		1,200,000	1,044,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	960,000
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		4,635,000	3,476,250
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,337,561
Series 2002-1A Class H, 7.1524% 12/10/35 (e)(f)		1,207,000	804,104
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (e)		1,000,000	985,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Global Signal Trust II Series 2004-2A: - continued
Class E, 5.587% 12/15/14 (e)		$ 1,710,000	$ 1,684,350
Class F, 6.376% 12/15/14 (e)		800,000	788,000
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (e)		1,379,000	1,268,680
Class F, 7.036% 2/15/36		1,115,000	1,025,800
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	1,950,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (f)		44,434	44,317
Class F, 6.75% 4/15/29 (f)		1,000,000	875,105
Class G, 6.75% 4/15/29 (f)		1,000,000	350,142
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		2,500,000	1,875,000
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		2,720,000	2,467,638
Series 2000-C1:
Class H, 7% 3/15/33 (e)		1,190,000	894,502
Class K, 7% 3/15/33		1,000,000	458,982
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,000,000	617,040
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.8181% 3/1/20 (e)(f)		2,800,000	1,540,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7% 5/12/34 (e)(f)		2,000,000	1,300,000
Class F, 7.092% 5/12/34 (e)(f)		1,700,000	799,000
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,600,000	1,454,588
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,019,309	1,022,305
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	668,925
Class I11, 7.72% 2/26/28 (e)		751,000	296,870
Class I12, 7.72% 2/26/28 (e)		750,000	240,450
Class I9, 7.72% 2/26/28 (e)		1,149,200	731,466
Merrill Lynch Mortgage Investors Trust Series 2001-HRPA Class H, 6.778% 2/3/16 (e)		2,000,000	1,400,000
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (e)		600,000	60,000
Class F, 10.813% 5/20/44 (e)		400,000	44,000
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		1,284,143	1,155,729
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2005-HQ7 Class E, 5.2077% 11/14/42 (f)		$ 1,250,000	$ 297,438
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		1,000,000	980,500
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,150,000	989,000
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	1,280,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 1.1313% 9/15/09 (e)(f)		1,800,000	468,000
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 0.5913% 7/15/42 (f)		3,892,384	3,668,519
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $67,745,107)			48,412,796
Common Stocks - 9.4%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. (a)	146,200	1,217,846
Red Lion Hotels Corp. (a)	76,600	224,438
Starwood Hotels & Resorts Worldwide, Inc.	10,690	135,763
		1,578,047
Household Durables - 0.1%
Centex Corp.	72,100	540,750
D.R. Horton, Inc.	32,300	313,310
Meritage Homes Corp. (a)	69,700	795,974
Pulte Homes, Inc.	127,500	1,393,575
		3,043,609
TOTAL CONSUMER DISCRETIONARY		4,621,656
FINANCIALS - 9.1%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	36,700	814,373
Real Estate Investment Trusts - 8.8%
Acadia Realty Trust (SBI)	193,044	2,048,197
Alexandria Real Estate Equities, Inc.	294,000	10,701,600
AMB Property Corp. (SBI)	321,400	4,628,160
American Campus Communities, Inc.	169,200	2,937,312
Annaly Capital Management, Inc.	480,300	6,661,761
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp.	164,300	$ 1,007,159
Apartment Investment & Management Co. Class A	931,166	5,102,790
AvalonBay Communities, Inc.	258,016	12,142,233
Boston Properties, Inc.	237,000	8,302,110
Camden Property Trust (SBI)	528,300	11,400,714
CapLease, Inc.	217,300	428,081
Colonial Properties Trust (SBI)	64,800	246,888
Corporate Office Properties Trust (SBI)	442,818	10,995,171
Cypress Sharpridge Investments, Inc. (e)	270,416	2,028,120
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(e)	60,000	1
DCT Industrial Trust, Inc.	24,700	78,299
Developers Diversified Realty Corp.	1,440,900	3,069,117
DiamondRock Hospitality Co.	1,469,100	5,891,091
Digital Realty Trust, Inc.	452,600	15,017,268
Duke Realty LP	1,128,400	6,206,200
Equity Lifestyle Properties, Inc.	84,000	3,200,400
Equity Residential (SBI)	919,900	16,880,165
Federal Realty Investment Trust (SBI)	20,400	938,400
Hatteras Financial Corp.	29,800	744,702
HCP, Inc.	672,700	12,007,695
Healthcare Realty Trust, Inc.	707,691	10,608,288
Highwoods Properties, Inc. (SBI)	866,500	18,560,430
Home Properties, Inc.	286,100	8,768,965
Host Hotels & Resorts, Inc.	362,247	1,420,008
Inland Real Estate Corp.	1,098,294	7,786,904
Kilroy Realty Corp.	173,000	2,973,870
Kimco Realty Corp.	400,120	3,048,914
LaSalle Hotel Properties (SBI)	54,480	318,163
Liberty Property Trust (SBI)	29,700	562,518
MFA Mortgage Investments, Inc.	1,938,146	11,396,298
National Retail Properties, Inc.	81,600	1,292,544
Nationwide Health Properties, Inc.	117,700	2,611,763
Omega Healthcare Investors, Inc.	157,400	2,216,192
Post Properties, Inc.	84,400	855,816
ProLogis Trust	1,790,145	11,635,943
Public Storage	395,200	21,834,800
Ramco-Gershenson Properties Trust (SBI)	147,400	950,730
Regency Centers Corp.	458,400	12,179,688
Simon Property Group, Inc.	957,566	33,170,086
SL Green Realty Corp.	521,100	5,627,880
Sunstone Hotel Investors, Inc.	2,460,364	6,470,757
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	188,700	$ 5,823,282
Taubman Centers, Inc.	13,700	233,448
The Macerich Co.	570,100	3,568,826
UDR, Inc.	728,139	6,269,277
Ventas, Inc.	1,031,380	23,319,502
Vornado Realty Trust	493,216	16,394,500
		362,563,026
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	1,185,100	6,802,480
CB Richard Ellis Group, Inc. Class A (a)	917,600	3,697,928
Meruelo Maddux Properties, Inc. (a)	1,567,832	114,452
		10,614,860
TOTAL FINANCIALS		373,992,259
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	117,200	591,860
Capital Senior Living Corp. (a)	213,200	520,208
Emeritus Corp. (a)	683,757	4,485,446
Sun Healthcare Group, Inc. (a)	111,500	941,060
		6,538,574
TOTAL COMMON STOCKS (Cost $706,039,310)		385,152,489
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	967,560
Lexington Corporate Properties Trust Series C 6.50%	33,800	468,130
		1,435,690
Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	8,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Red Lion Hotels Capital Trust 9.50%	138,465	$ 1,715,581
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	6,175
		1,730,256
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,043,250
AMB Property Corp. Series O, 7.00%	1,000	14,500
American Home Mortgage Investment Corp.:
Series A, 9.375% (c)	81,500	163
Series B, 9.25% (c)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	205,500	4,177,815
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,398,975
Apartment Investment & Management Co.:
Series G, 9.375%	67,500	882,225
Series T, 8.00%	80,000	888,000
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	214,600
CapLease, Inc. Series A, 8.125%	5,725	78,662
Cedar Shopping Centers, Inc. 8.875%	15,000	130,500
CenterPoint Properties Trust Series D, 5.377%	5,280	1,320,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	1,159,025
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,063,456
Series B, 7.50%	43,159	567,972
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	228,570
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	1,569,600
Series B, 7.875%	36,100	566,048
Duke Realty LP 8.375%	112,097	1,275,664
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	10,695
Equity Residential (depositary shares) Series N, 6.48%	21,200	362,520
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	38,200	152,800
Glimcher Realty Trust Series F, 8.75%	30,000	174,600
Health Care REIT, Inc. Series F, 7.625%	50,000	966,000
Hersha Hospitality Trust Series A, 8.00%	40,000	326,000
HomeBanc Mortgage Corp. Series A, 10.00% (c)	213,315	1,280
Hospitality Properties Trust:
Series B, 8.875%	227,090	3,329,139
Series C, 7.00%	74,798	871,397
HRPT Properties Trust Series B, 8.75%	11,666	133,576
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Innkeepers USA Trust Series C, 8.00%	198,000	$ 91,080
Kimco Realty Corp. Series G, 7.75%	168,000	2,293,200
LaSalle Hotel Properties:
Series B, 8.375%	9,550	121,763
Series E, 8.00%	91,400	984,378
Series G, 7.25%	87,640	832,580
LBA Realty Fund II Series B, 7.625%	146,695	1,026,865
Lexington Corporate Properties Trust Series B, 8.05%	59,400	540,540
Lexington Realty Trust 7.55%	32,300	251,940
LTC Properties, Inc. Series F, 8.00%	98,800	1,991,808
MFA Mortgage Investments, Inc. Series A, 8.50%	378,300	7,301,190
Mid-America Apartment Communities, Inc. Series H, 8.30%	56,100	1,234,200
Newcastle Investment Corp.:
Series B, 9.75%	160,900	394,205
Series D, 8.375%	33,396	83,490
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,440,000
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	249,293
Series P, 6.70%	65,000	926,900
Public Storage:
Series I, 7.25%	31,655	617,273
Series K, 7.25%	80,000	1,538,400
Series N, 7.00%	40,000	727,600
Realty Income Corp. 6.75%	4,500	76,050
Regency Centers Corp. 7.25%	31,125	490,841
Saul Centers, Inc.:
8.00%	45,000	990,000
Series B (depositary shares) 9.00%	20,000	404,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	302,400
Series C, 8.25%	60,000	150,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	382,500
Taubman Centers, Inc. Series G, 8.00%	20,000	304,200
Weingarten Realty Investors (SBI) Series F, 6.50%	92,546	1,035,590
		52,689,552
TOTAL FINANCIALS		54,419,808
TOTAL PREFERRED STOCKS (Cost $118,685,994)		55,855,498
Floating Rate Loans - 0.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 8.02% 10/23/09 (f)	$ 1,307,685	$ 653,842
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (f)	1,883,151	1,271,127
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 3.26% 10/27/13 (f)	496,259	332,493
Toys 'R' US, Inc. term loan 3.5088% 12/8/09 (f)	7,895,066	3,592,255
		3,924,748
TOTAL CONSUMER DISCRETIONARY		5,849,717
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (f)	3,704,699	852,081
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 2.25% 12/16/10 (f)	1,000,000	530,000
Spirit Finance Corp. term loan 4.17% 8/1/13 (f)	1,000,000	250,000
		780,000
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (f)	731,019	431,301
Tranche B, term loan 3.5182% 10/10/13 (f)	2,715,212	1,601,975
Tishman Speyer Properties term loan 2.3% 12/27/12 (f)	355,000	159,750
		2,193,026
TOTAL FINANCIALS		3,825,107
Floating Rate Loans - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (f)	$ 1,921,630	$ 1,628,581
Skilled Healthcare Group, Inc. Tranche 1, term loan 2.756% 6/15/12 (f)	972,222	816,667
		2,445,248
TOTAL FLOATING RATE LOANS (Cost $23,276,102)		12,120,072
Commodity-Linked Notes - 8.4%

AB Svensk Exportkredit:
Note, one-month U.S. dollar LIBOR minus .27% due 01/28/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	32,300,000	39,091,334
Note, one-month U.S. dollar LIBOR minus .27% due 12/23/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	22,000,000	17,210,744
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA Medium Term Note, one-month U.S. dollar LIBOR minus .45% due 1/22/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	15,000,000	18,146,090
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/16/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	10,000,000	7,826,394
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/10/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,475,000	8,460,931
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/24/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	9,330,000	8,099,442
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/5/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,605,000	8,590,715
Commodity-Linked Notes - continued
	Principal Amount	Value
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 01/22/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	$ 12,500,000	$ 15,115,075
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/13/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,000,000	7,979,010
Eksportfinans ASA:
Medium Term Note, three-month U.S. dollar LIBOR minus .22% due 01/27/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	50,000,000	60,546,600
Medium Term Note, three-month U.S. dollar LIBOR minus .25% due 11/16/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	29,700,000	29,678,279
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .30% due 12/21/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	20,000,000	15,635,359
Medium Term Note, three-month U.S. dollar LIBOR minus .97% due 11/9/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	5,000,000	4,972,195
Merrill Lynch & Co., Inc. Medium Term Note, one-month U.S. dollar LIBOR due 11/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	27,000,000	26,980,254
Morgan Stanley Note, one-month U.S. dollar LIBOR minus 1.7% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	5,000,000	4,996,343
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 1/26/2010 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	40,500,000	49,035,922
Note, one-month U.S. dollar LIBOR due 11/6/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	16,670,000	16,634,585
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(h)	8,000,000	7,997,121
TOTAL COMMODITY-LINKED NOTES (Cost $328,080,000)		346,996,393
Fixed-Income Funds - 24.9%
	Shares	Value
Fidelity Floating Rate Central Fund (g) (Cost $1,397,325,775)	14,422,044	$ 1,025,839,990
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(e)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	107,361
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (a)(e)	1,650,000	2
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(e)	2,200,000	0
		107,363
TOTAL PREFERRED SECURITIES (Cost $7,433,339)		107,363
Money Market Funds - 17.6%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b) (Cost $723,318,623)	723,318,623	723,318,623
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $4,914,072,162)		4,095,804,820
NET OTHER ASSETS - 0.4%		16,082,079
NET ASSETS - 100%		$ 4,111,886,899
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $444,120,881 or 10.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,343,733
Fidelity Floating Rate Central Fund	38,223,586
Total	$ 42,567,319
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,342,745,842	$ 12,912,771	$ 110,047,046	$ 1,025,839,990	45.8%
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,095,804,820	$ 2,184,805,670	$ 1,868,129,530	$ 42,869,620
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 39,257,885
Total Realized Gain (Loss)	121,365
Total Unrealized Gain (Loss)	(27,593,864)
Cost of Purchases	1,253,646
Proceeds of Sales	(1,914,703)
Amortization/Accretion	(319,029)
Transfer in/out of Level 3	32,064,320
Ending Balance	$ 42,869,620

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $1,179,367 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $342,185,321 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,793,427,764)	$ 2,346,646,207
Fidelity Central Funds (cost $2,120,644,398)	1,749,158,613
Total Investments (cost $4,914,072,162)		$ 4,095,804,820
Cash		89,461
Foreign currency held at value (cost $34,445)		34,445
Receivable for investments sold		2,853,640
Receivable for fund shares sold		1,627,956
Dividends receivable		3,372,566
Interest receivable		11,948,881
Distributions receivable from Fidelity Central Funds		5,290,632
Prepaid expenses		36,481
Receivable from investment adviser for expense reductions		149
Other receivables		85
Total assets		4,121,059,116

Liabilities
Payable for investments purchased	$ 3,221,917
Payable for fund shares redeemed	3,163,059
Accrued management fee	1,917,556
Transfer agent fee payable	598,517
Distribution fees payable	47,523
Other affiliated payables	110,563
Other payables and accrued expenses	113,082
Total liabilities		9,172,217

Net Assets		$ 4,111,886,899
Net Assets consist of:
Paid in capital		$ 6,119,899,116
Undistributed net investment income		15,381,020
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,205,109,110)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(818,284,127)
Net Assets		$ 4,111,886,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

March 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,012,003 ÷ 11,852,256 shares)	$ 6.75

Maximum offering price per share (100/96.00 of $6.75)	$ 7.03
Class T: Net Asset Value and redemption price per share ($16,782,799 ÷ 2,483,501 shares)	$ 6.76

Maximum offering price per share (100/96.00 of $6.76)	$ 7.04
Class B: Net Asset Value and offering price per share ($4,661,069 ÷ 691,313 shares)A	$ 6.74

Class C: Net Asset Value and offering price per share ($29,434,288 ÷ 4,381,454 shares)A	$ 6.72

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($3,566,610,443 ÷ 526,503,146 shares)	$ 6.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($414,386,297 ÷ 61,256,787 shares)	$ 6.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2009

Investment Income
Dividends		$ 13,670,383
Interest		33,810,835
Inflation principal income		(49,849,898)
Income from Fidelity Central Funds		42,567,319
Total income		40,198,639

Expenses
Management fee	$ 12,284,967
Transfer agent fees	3,589,977
Distribution fees	329,480
Accounting fees and expenses	668,970
Custodian fees and expenses	31,786
Independent trustees' compensation	8,913
Registration fees	63,039
Audit	100,666
Legal	12,189
Interest	2,273
Miscellaneous	35,179
Total expenses before reductions	17,127,439
Expense reductions	(16,239)	17,111,200
Net investment income		23,087,439
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(817,556,975)
Fidelity Central Funds	(33,097,170)
Foreign currency transactions	(9,897)
Swap agreements	5,777,548
Total net realized gain (loss)		(844,886,494)
Change in net unrealized appreciation (depreciation) on: Investment securities	(341,271,885)
Assets and liabilities in foreign currencies	1,149
Swap agreements	(8,941,119)
Total change in net unrealized appreciation (depreciation)		(350,211,855)
Net gain (loss)		(1,195,098,349)
Net increase (decrease) in net assets resulting from operations		$ (1,172,010,910)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,087,439	$ 263,201,883
Net realized gain (loss)	(844,886,494)	(58,419,216)
Change in net unrealized appreciation (depreciation)	(350,211,855)	(444,203,592)
Net increase (decrease) in net assets resulting from operations	(1,172,010,910)	(239,420,925)
Distributions to shareholders from net investment income	(104,160,242)	(234,930,280)
Distributions to shareholders from net realized gain	(279,253,909)	(35,964,382)
Total distributions	(383,414,151)	(270,894,662)
Share transactions - net increase (decrease)	72,950,491	1,493,840,575
Redemption fees	113,873	277,199
Total increase (decrease) in net assets	(1,482,360,697)	983,802,187

Net Assets
Beginning of period	5,594,247,596	4,610,445,409
End of period (including undistributed net investment income of $15,381,020 and undistributed net investment income of $96,453,823, respectively)	$ 4,111,886,899	$ 5,594,247,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.23	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.030	.444	.473	.524	.031
Net realized and unrealized gain (loss)	(1.994)	(.820)	.077	(.329)	.119
Total from investment operations	(1.964)	(.376)	.550	.195	.150
Distributions from net investment income	(.166)	(.424)	(.400)	(.266)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.646)	(.494)	(.400)	(.266)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 6.75	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Total Return B, C, D	(21.25)%	(3.96)%	5.55%	1.96%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A	1.01%	1.01%	1.02%	4.71% A
Expenses net of fee waivers, if any	1.04% A	1.01%	1.01%	1.00%	1.00% A
Expenses net of all reductions	1.04% A	1.01%	1.01%	.99%	1.00% A
Net investment income	.83% A	4.43%	4.66%	5.24%	4.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,012	$ 125,074	$ 25,406	$ 13,335	$ 3,405
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.24	$ 10.08	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income E	.028	.449	.476	.517	.030
Net realized and unrealized gain (loss)	(1.985)	(.843)	.082	(.325)	.120
Total from investment operations	(1.957)	(.394)	.558	.192	.150
Distributions from net investment income	(.163)	(.417)	(.398)	(.263)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.643)	(.487)	(.398)	(.263)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 6.76	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Total Return B, C, D	(21.17)%	(4.12)%	5.64%	1.93%	1.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.01%	1.00%	1.05%	4.81% A
Expenses net of fee waivers, if any	1.08% A	1.01%	1.00%	1.05%	1.10% A
Expenses net of all reductions	1.08% A	1.01%	1.00%	1.05%	1.10% A
Net investment income	.79% A	4.42%	4.67%	5.19%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,783	$ 27,405	$ 27,709	$ 22,825	$ 3,284
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 10.21	$ 10.06	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.004	.376	.405	.450	.025
Net realized and unrealized gain (loss)	(1.994)	(.824)	.072	(.318)	.115
Total from investment operations	(1.990)	(.448)	.477	.132	.140
Distributions from net investment income	(.130)	(.353)	(.327)	(.213)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.610)	(.423)	(.327)	(.213)	-
Redemption fees added to paid in capital E	- J	.001	- J	.001	- J
Net asset value, end of period	$ 6.74	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Total Return B, C, D	(21.55)%	(4.63)%	4.81%	1.33%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.76% A	1.71%	1.69%	1.74%	5.47% A
Expenses net of fee waivers, if any	1.75% A	1.71%	1.69%	1.74%	1.75% A
Expenses net of all reductions	1.75% A	1.71%	1.69%	1.73%	1.75% A
Net investment income	.12% A	3.72%	3.98%	4.49%	3.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,661	$ 8,847	$ 6,828	$ 6,002	$ 3,253
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 10.19	$ 10.04	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income E	.001	.366	.392	.437	.024
Net realized and unrealized gain (loss)	(1.981)	(.826)	.080	(.323)	.116
Total from investment operations	(1.980)	(.460)	.472	.114	.140
Distributions from net investment income	(.130)	(.350)	(.322)	(.215)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.610)	(.420)	(.322)	(.215)	-
Redemption fees added to paid in capital E	- J	- J	- J	.001	- J
Net asset value, end of period	$ 6.72	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Total Return B, C, D	(21.51)%	(4.77)%	4.77%	1.15%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.80%	1.81%	1.86%	5.56% A
Expenses net of fee waivers, if any	1.85% A	1.80%	1.81%	1.85%	1.85% A
Expenses net of all reductions	1.85% A	1.80%	1.81%	1.84%	1.85% A
Net investment income	.02% A	3.63%	3.86%	4.39%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,434	$ 50,837	$ 24,175	$ 16,528	$ 3,467
Portfolio turnover rate G	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 7, 2005 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 10.26	$ 10.10	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.039	.479	.504	.544	.028
Net realized and unrealized gain (loss)	(2.003)	(.834)	.079	(.317)	.122
Total from investment operations	(1.964)	(.355)	.583	.227	.150
Distributions from net investment income	(.176)	(.446)	(.423)	(.278)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.656)	(.516)	(.423)	(.278)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 6.77	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Total Return B, C	(21.19)%	(3.73)%	5.89%	2.28%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.73%	.74%	.80%	4.41% A
Expenses net of fee waivers, if any	.78% A	.73%	.74%	.80%	.85% A
Expenses net of all reductions	.78% A	.73%	.73%	.79%	.85% A
Net investment income	1.09% A	4.70%	4.94%	5.45%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,566,610	$ 4,868,074	$ 4,214,434	$ 2,694,765	$ 21,867
Portfolio turnover rate F	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 10.25	$ 10.09	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.038	.475	.500	.540	.032
Net realized and unrealized gain (loss)	(1.992)	(.841)	.081	(.321)	.118
Total from investment operations	(1.954)	(.366)	.581	.219	.150
Distributions from net investment income	(.176)	(.445)	(.421)	(.280)	-
Distributions from net realized gain	(.480)	(.070)	-	-	-
Total distributions	(.656)	(.515)	(.421)	(.280)	-
Redemption fees added to paid in capital D	- I	.001	- I	.001	- I
Net asset value, end of period	$ 6.76	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Total Return B, C	(21.13)%	(3.85)%	5.87%	2.20%	1.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.75%	.76%	.82%	4.55% A
Expenses net of fee waivers, if any	.78% A	.75%	.76%	.82%	.85% A
Expenses net of all reductions	.78% A	.75%	.75%	.82%	.85% A
Net investment income	1.09% A	4.68%	4.92%	5.46%	4.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414,386	$ 514,011	$ 311,894	$ 139,446	$ 3,248
Portfolio turnover rate F	31% A	40%	19%	11%	78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 7, 2005 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Real Return and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation(depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009 for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), income recognized on commodity-linked notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 99,595,693
Unrealized depreciation	(974,935,174)
Net unrealized appreciation (depreciation)	$ (875,339,481)
Cost for federal income tax purposes	$ 4,971,144,301

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $375,006,239 and $335,869,557, respectively.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 112,710	$ -
Class T	0%	.25%	23,871	-
Class B	.65%	.25%	25,458	18,829
Class C	.75%	.25%	167,441	70,897
			$ 329,480	$ 89,726

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,456
Class T	839
Class B*	12,432
Class C*	18,116
$ 38,843

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 79,008.18
Class T	20,969.22
Class B	7,214.25
Class C	40,036.24
Strategic Real Return	3,096,102.17
Institutional Class	346,648.17
	$ 3,589,977

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,371 for the period.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,961,000	4.37%	$ 1,573

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,376 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $19,371,000. The weighted average interest rate was 1.30%. The interest expense amounted to $700 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 182

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,521 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,383. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Strategic Real Return	$ 8,153

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
From net investment income
Class A	$ 2,200,430	$ 1,966,955
Class T	471,155	1,101,739
Class B	121,898	256,053
Class C	709,673	1,086,390
Strategic Real Return	91,008,393	211,830,750
Institutional Class	9,648,693	18,688,393
Total	$ 104,160,242	$ 234,930,280
From net realized gain
Class A	$ 5,924,372	$ 209,617
Class T	1,253,538	175,882
Class B	360,885	46,275
Class C	2,178,629	174,156
Strategic Real Return	243,192,394	32,442,296
Institutional Class	26,344,091	2,916,156
Total	$ 279,253,909	$ 35,964,382

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Class A
Shares sold	2,289,302	13,292,891	$ 16,946,011	$ 135,382,589
Reinvestment of distributions	1,077,592	192,121	7,692,738	1,958,121
Shares redeemed	(4,883,523)	(2,598,508)	(35,410,598)	(26,053,450)
Net increase (decrease)	(1,516,629)	10,886,504	$ (10,771,849)	$ 111,287,260
Class T
Shares sold	257,440	1,421,715	$ 1,949,177	$ 14,529,608
Reinvestment of distributions	223,558	120,240	1,599,353	1,218,028
Shares redeemed	(924,136)	(1,322,360)	(6,762,604)	(13,409,762)
Net increase (decrease)	(443,138)	219,595	$ (3,214,074)	$ 2,337,874
Class B
Shares sold	116,118	593,734	$ 856,590	$ 6,017,378
Reinvestment of distributions	54,519	26,452	390,896	267,760
Shares redeemed	(426,941)	(341,147)	(3,080,449)	(3,436,183)
Net increase (decrease)	(256,304)	279,039	$ (1,832,963)	$ 2,848,955
Class C
Shares sold	604,022	4,259,788	$ 4,462,515	$ 43,429,512
Reinvestment of distributions	351,722	105,588	2,502,600	1,068,309
Shares redeemed	(2,035,232)	(1,276,629)	(15,125,080)	(12,928,185)
Net increase (decrease)	(1,079,488)	3,088,747	$ (8,159,965)	$ 31,569,636
Strategic Real Return
Shares sold	35,480,134	155,667,011	$ 261,886,686	$ 1,583,554,690
Reinvestment of distributions	46,333,024	23,824,789	331,291,460	241,720,730
Shares redeemed	(74,004,291)	(71,620,041)	(540,274,103)	(727,367,628)
Net increase (decrease)	7,808,867	107,871,759	$ 52,904,043	$ 1,097,907,792
Institutional Class
Shares sold	11,347,112	30,736,939	$ 80,719,122	$ 312,089,340
Reinvestment of distributions	4,952,669	2,091,534	35,312,404	21,209,226
Shares redeemed	(9,879,658)	(8,428,502)	(72,006,227)	(85,409,508)
Net increase (decrease)	6,420,123	24,399,971	$ 44,025,299	$ 247,889,058

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were the owners of record of approximately 15% and 17%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 64% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of March 31, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2009 and for the year ended September 30, 2008, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2009 and for the year ended September 30, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2009

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRSI-USAN-0509
1.814975.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2009